Document and Entity Information (USD $)	12 Months Ended
	Dec. 30, 2012	Mar. 04, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	GateHouse Media, Inc.
Trading Symbol	GHSE
Entity Central Index Key	0001368900
Document Type	8-K
Document Period End Date	Dec 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q4
Current Fiscal Year End Date	--12-30
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 3,484,622
Entity Common Stock Shares Outstanding		58,077,031

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Current assets:
Cash and cash equivalents	$ 34,527	$ 19,212
Restricted cash	6,467	6,167
Accounts receivable, net of allowance for doubtful accounts of $2,456 and $2,976 at December 30, 2012 and January 1, 2012, respectively	54,692	59,236
Inventory	6,019	6,017
Prepaid expenses	5,815	15,483
Other current assets	8,215	7,347
Total current assets	115,735	113,462
Property, plant, and equipment, net of accumulated depreciation of $128,208 and $116,780 at December 30, 2012 and January 1, 2012, respectively	116,510	130,937
Goodwill	13,742	13,958
Intangible assets, net of accumulated amortization of $196,878 and $179,327 at December 30, 2012 and January 1, 2012, respectively	218,981	246,661
Deferred financing costs, net	1,719	2,974
Other assets	2,605	1,876
Assets held for sale	474	934
Total assets	469,766	510,802
Current liabilities:
Current portion of long-term liabilities	853	1,039
Current portion of long-term debt	6,648	4,600
Accounts payable	9,396	8,216
Accrued expenses	26,258	27,625
Accrued interest	4,665	2,876
Deferred revenue	25,217	27,171
Total current liabilities	73,037	71,527
Long-term liabilities:
Long-term debt	1,167,450	1,176,638
Long-term liabilities, less current portion	2,347	2,935
Derivative instruments	45,724	51,576
Pension and other postretirement benefit obligations	15,367	13,758
Total liabilities	1,303,925	1,316,434
Stockholders' deficit:
Common stock, $0.01 par value, 150,000,000 shares authorized at December 30, 2012 and January 1, 2012; 58,313,868 issued and 58,077,031 outstanding at December 30, 2012 and January 1, 2012	568	568
Additional paid-in capital	831,344	831,249
Accumulated other comprehensive loss	(52,642)	(54,359)
Accumulated deficit	(1,610,917)	(1,581,114)
Treasury stock, at cost, 236,837 shares at December 30, 2012 and January 1, 2012	(310)	(310)
Total GateHouse Media stockholders' deficit	(831,957)	(803,966)
Noncontrolling interest	(2,202)	(1,666)
Total stockholders' deficit	(834,159)	(805,632)
Total liabilities and stockholders' deficit	$ 469,766	$ 510,802

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 2,456	$ 2,976
Property, Plant, and equipment, accumulated depreciation	128,208	116,780
Intangible assets, accumulated amortization	$ 196,878	$ 179,327
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	58,313,868	58,313,868
Common stock, shares outstanding	58,077,031	58,077,031
Treasury stock, shares	236,837	236,837

Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Revenues:
Advertising	$ 330,881	$ 357,134	$ 385,579
Circulation	131,576	131,879	133,192
Commercial printing and other	26,097	25,657	25,967
Total revenues	488,554	514,670	544,738
Operating costs and expenses:
Operating costs	268,222	281,884	296,974
Selling, general, and administrative	145,020	146,295	154,516
Depreciation and amortization	39,888	42,426	45,080
Integration and reorganization costs	4,393	5,884	2,324
Impairment of long-lived assets	0	1,733	430
Loss on sale of assets	1,238	455	1,551
Goodwill impairment	0	385	0
Operating income	29,793	35,608	43,863
Interest expense	57,928	58,309	60,021
Amortization of deferred financing costs	1,255	1,360	1,360
(Gain) loss on derivative instruments	(1,635)	(913)	8,277
Other income	(85)	(395)	(138)
Loss from continuing operations before income taxes	(27,670)	(22,753)	(25,657)
Income tax benefit	(207)	(1,803)	(155)
Loss from continuing operations	(27,463)	(20,950)	(25,502)
Loss from discontinued operations, net of income taxes	(2,340)	(699)	(542)
Net loss	(29,803)	(21,649)	(26,044)
Loss per share, basic and diluted:
Loss from continuing operations	$ (0.47)	$ (0.36)	$ (0.44)
Net loss	$ (0.51)	$ (0.37)	$ (0.45)
Other comprehensive income (loss):
Gain (loss) on derivative instruments, net of income taxes of $0	4,364	11,052	(12,691)
Pension and other postretirement benefit items:
Net actuarial loss	(2,530)	(2,663)	(662)
Amortization of net actuarial loss	383	83	112
Amortization of prior service credit	(457)	(457)	(457)
Other adjustment	(43)	240	0
Total pension and other postretirement benefit items, net of income taxes of $0	(2,647)	(2,797)	(1,007)
Other comprehensive income (loss), net of tax	1,717	8,255	(13,698)
Comprehensive loss	$ (28,086)	$ (13,394)	$ (39,742)

Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Consolidated Statements of Operations and Comprehensive Income (Loss) [Abstract]
Gain (loss) on derivative instruments, income tax	$ 0	$ 0	$ 0
Net actuarial loss and prior service cost, income tax	$ 0	$ 0	$ 0

Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Common stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Non-controlling interest in subsidiary [Member]
Balance at Dec. 31, 2009	$ (753,576)	$ 568	$ 829,009	$ (48,916)	$ (1,533,421)	$ (306)	$ (510)
Treasury stock shares at Dec. 31, 2009	209,859
Common stock shares at Dec. 31, 2009	58,313,868
Net loss	(26,044)				(26,044)
Gain (loss) on derivative instruments, net of income taxes of $0	(12,691)			(12,691)
Net actuarial loss and prior service cost, net of income taxes of $0	1,007			(1,007)
Disposal of non wholly owned subsidiary	(596)						(596)
Non-cash compensation expense	1,715		1,715
Stock issued by non wholly owned subsidiary	82		63				19
Purchase of treasury stock	(4)					(4)
Purchase of treasury stock shares	25,402
Balance at Dec. 31, 2010	(792,121)	568	830,787	(62,614)	(1,559,465)	(310)	(1,087)
Common stock shares at Dec. 31, 2010	58,313,868
Treasury Stock Shares at Dec. 31, 2010	235,261
Net loss	(21,649)				(21,649)
Gain (loss) on derivative instruments, net of income taxes of $0	11,052			11,052
Net actuarial loss and prior service cost, net of income taxes of $0	2,797			(2,797)
Disposal of non wholly owned subsidiary	(579)						(579)
Non-cash compensation expense	462		462
Purchase of treasury stock shares	1,576
Balance at Jan. 01, 2012	(805,632)	568	831,249	(54,359)	(1,581,114)	(310)	(1,666)
Common stock shares at Jan. 01, 2012	58,313,868
Treasury Stock Shares at Jan. 01, 2012	236,837
Net loss	(29,803)				(29,803)
Gain (loss) on derivative instruments, net of income taxes of $0	4,364			4,364
Net actuarial loss and prior service cost, net of income taxes of $0	2,647			(2,647)
Disposal of non wholly owned subsidiary	(536)						(536)
Non-cash compensation expense	95		95
Balance at Dec. 30, 2012	$ (834,159)	$ 568	$ 831,344	$ (52,642)	$ (1,610,917)	$ (310)	$ (2,202)
Common stock shares at Dec. 30, 2012	58,313,868
Treasury Stock Shares at Dec. 30, 2012	236,837

Consolidated Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Consolidated Statement of Stockholders' Equity (Deficit) [Abstract]
Gain (loss) on derivative instruments, income tax	$ 0	$ 0	$ 0
Net actuarial loss and prior service cost, income tax	$ 0	$ 0	$ 0

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (29,803)	$ (21,649)	$ (26,044)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	40,627	43,393	46,122
Amortization of deferred financing costs	1,255	1,360	1,360
(Gain) loss on derivative instruments	(1,635)	(913)	8,277
Non-cash compensation expense	95	462	1,715
Loss on sale of assets	1,270	806	1,540
Pension and other postretirement benefit obligations	(939)	(1,859)	(1,401)
Impairment of long-lived assets	2,128	2,051	834
Goodwill impairment	216	385	0
Changes in assets and liabilities:
Accounts receivable, net	3,448	2,478	6,157
Inventory	(2)	1,714	(682)
Prepaid expenses	9,605	(4,977)	(5,378)
Other assets	(1,903)	(585)	(78)
Accounts payable	1,322	2,311	(170)
Accrued expenses	(1,789)	(1,731)	(2,227)
Accrued interest	1,789	71	(430)
Deferred revenue	(1,597)	(177)	(478)
Other long-term liabilities	(588)	(701)	(2,664)
Net cash provided by operating activities	23,499	22,439	26,453
Cash flows from investing activities:
Purchases of property, plant, and equipment	(4,687)	(3,330)	(4,780)
Proceeds from sale of publications, other assets and insurance	3,643	2,599	4,156
Net cash used in investing activities	(1,044)	(731)	(624)
Cash flows from financing activities:
Repayments under short-term debt	0	0	(8,000)
Repayments under current portion of long-term debt	(4,600)	(11,249)	(2,513)
Repayments under long-term debt	(2,540)	0	0
Purchase of treasury stock	0	0	(4)
Stock issued by non wholly owned subsidiary	0	0	7
Repurchase of subsidiary preferred stock	0	0	11,500
Net cash used in financing activities	(7,140)	(11,249)	(22,010)
Net increase in cash and cash equivalents	15,315	10,459	3,819
Cash and cash equivalents at beginning of period	19,212	8,753	4,934
Cash and cash equivalents at end of period	34,527	19,212	8,753
Supplemental disclosures on cash flow information:
Cash interest paid	55,976	58,225	59,317
Cash income taxes paid	$ 0	$ 0	$ 80

Description of Business, Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 30, 2012
Description of Business, Basis of Presentation and Summary of Significant Accounting Policies
Description of Business, Basis of Presentation and Summary of Significant Accounting Policies
(1) Description of Business, Basis of Presentation and Summary of Significant Accounting Policies
(a) Description of Business
GateHouse Media, Inc. (“GateHouse”), formerly Liberty Group Publishing, Inc. (“LGP”), and its subsidiaries is a leading U.S. publisher of local newspapers and related publications that are generally the dominant source of local news and print advertising in their markets. As of December 30, 2012, the Company (as defined below) owned and operated 406 publications located in 21 states. The majority of the Company's paid daily newspapers have been published for more than 100 years and are typically the only paid daily newspapers of general circulation in their respective nonmetropolitan markets. The Company's publications generally face limited competition as a result of operating in small and midsized markets that can typically support only one newspaper. The Company has strategically clustered its publications in geographically diverse, nonmetropolitan markets in the Midwest and Northeast United States, which limits its exposure to economic conditions in any single market or region.
Unlike large metropolitan newspapers, the Company derives a majority of its revenues from local advertising, rather than national advertising which the Company believes is generally more sensitive to economic conditions.
During the first quarter of 2012, the Company reorganized its management structure to align with its publication types. The resulting operating segments are Large Community Newspapers, Small Community Newspapers and Directories. These operating segments are aggregated into one reportable business segment.
(b) Basis of Presentation
GateHouse was formed in 1997 for purposes of acquiring 166 daily and weekly newspapers. GateHouse is a holding company for its wholly owned subsidiary, GateHouse Media Operating, Inc. (“Operating Company”). The consolidated financial statements include the accounts of GateHouse and Operating Company and its consolidated subsidiaries (the “Company”). All significant intercompany accounts and transactions have been eliminated.
(c) Recent Developments
The newspaper industry and the Company have experienced declining same store revenue and profitability over the past several years. These trends have eliminated the availability to the Company of additional borrowings under its 2007 Credit Facility, see Note 8. As a result, the Company previously implemented and continues to implement plans to reduce costs and preserve cash flow. This includes the suspension of the payment of cash dividends, cost reduction programs, and the sale of non-core assets. The Company believes these initiatives will provide it with the financial resources necessary to invest in the business and provide sufficient cash flow to enable the Company to meet its commitments for the next year.
In February 2013, the US Postal Service announced that it will end Saturday delivery beginning in August 2013. The Company is evaluating the impact of this change, but does not expect it to be material.
(d) Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(e) Fiscal Year
Prior to 2011, the Company's fiscal year ended on December 31. Effective January 1, 2011, the Company's fiscal year changed to a 52 week operating year ending on the Sunday closest to December 31. For 2012 a portion of the business had 364 days of operations compared to 366 days in 2011. The 2012 fiscal year ended on December 30, 2012. The year ended January 1, 2012 encompassed a 53-week period for approximately 60% of the Company.
(f) Accounts Receivable
Accounts receivable are stated at amounts due from customers, net of an allowance for doubtful accounts. The Company's allowance for doubtful accounts is based upon several factors including the length of time the receivables are past due, historical payment trends and current economic factors. The Company generally does not require collateral.
(g) Inventory
Inventory consists principally of newsprint, which is valued at the lower of cost or market. Cost is determined using the first-in, first-out (“FIFO”) method. In 2011 and 2012 the Company purchased approximately 75% of its newsprint from one vendor. In 2013 the Company expects to purchase approximately 95% of newsprint from the same vendor.
(h) Property, Plant, and Equipment
Property, plant, and equipment is recorded at cost. Routine maintenance and repairs are expensed as incurred.
Depreciation is calculated under the straight-line method over the estimated useful lives, principally 25 years for buildings and improvements, 3 to 10 years for machinery and equipment, and 3 to 10 years for furniture, fixtures, and computer software. Leasehold improvements are amortized under the straight-line method over the shorter of the lease term or estimated useful life of the asset.
(i) Goodwill and Intangible Assets
Intangible assets consist of advertiser, subscriber and customer relationships, mastheads, non-compete agreements with former owners of acquired newspapers, trade names and publication rights. The excess of acquisition costs over the estimated fair value of tangible and identifiable intangible net assets acquired is recorded as goodwill.
Goodwill and mastheads are not amortized pursuant to the Financial Accounting Standards Board (“FASB”) Accounting Standard Update (ASU) Topic 350 “Intangibles - Goodwill and Other” (“ASC 350”). Mastheads are not amortized because it has been determined that the useful lives of such mastheads are indefinite.
In accordance with ASC 350, goodwill and intangible assets with indefinite lives are tested for impairment annually or when events indicate that an impairment could exist which may include an economic downturn in a market, a change in the assessment of future operations or a decline in the Company's stock price. The Company performs an annual impairment assessment on the last day of its fiscal second quarter. As required by ASC 350, the Company performs its impairment analysis on each of its reporting units. The reporting units have discrete financial information which are regularly reviewed by management. The fair value of the applicable reporting unit is compared to its carrying value. Calculating the fair value of a reporting unit requires significant estimates and assumptions by the Company. The Company estimates fair value by applying third-party market value indicators to projected cash flows and/or projected earnings before interest, taxes, depreciation, and amortization. In applying this methodology, the Company relies on a number of factors, including current operating results and cash flows, expected future operating results and cash flows, future business plans, and market data. If the carrying value of the reporting unit exceeds the estimate of fair value, the Company calculates the impairment as the excess of the carrying value of goodwill over its implied fair value.
During the first quarter of 2012, the Company reorganized its management structure to align with its publication types. The fair value of goodwill was allocated to each of the new reporting units: Small Community Newspapers, Large Daily Newspapers and Metro Newspapers. The Company determined that impairment indicators were present for the Metro Newspaper reporting unit, which had a goodwill balance of $216. As of April 1, 2012 the Company performed a Step 1 analysis for this reporting unit and determined that its carrying value exceeded fair value. As a result of the Step 2 analysis, the entire $216 of goodwill was impaired and this amount was subsequently reclassified to discontinued operations, see Note 19. The fair value of this reporting unit for impairment testing purposes was estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believes were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of this reporting unit. The Company performed further analysis of this reporting unit's intangible and long-lived assets and determined that impairments of these assets were not present.
Due to an operational management change in the fourth quarter of 2011, certain properties having a goodwill balance of $385 were transferred to a reporting unit that previously did not have a goodwill balance. The Company performed an impairment assessment for this reporting unit and as a result an impairment charge related to goodwill of $385 was recorded as of January 1, 2012. The Company performed further analysis of this reporting unit's intangible assets and determined that additional impairments were not present as of year-end. A review of impairment indicators was performed for the Company's other reporting units and it was determined that financial results and forecast had not changed materially since the June 26, 2011 impairment test and it was determined that no indicators of impairment were present.
Refer to Note 5 for additional information on the impairment testing of goodwill and indefinite lived intangible assets.
The Company accounts for long-lived assets in accordance with the provisions of FASB ASC Topic 360, “Property, Plant and Equipment” (“ASC 360”). The Company assesses the recoverability of its long-lived assets, including property, plant, and equipment and definite lived intangible assets, whenever events or changes in business circumstances indicate the carrying amount of the assets, or related group of assets, may not be fully recoverable. Impairment indicators include significant under performance relative to historical or projected future operating losses, significant changes in the manner of use of the acquired assets or the strategy for the Company's overall business, and significant negative industry or economic trends. The assessment of recoverability is based on management's estimates. If the carrying value of the assets exceeds the undiscounted cash flows, the asset would be deemed to be impaired. Impairment would be measured as the difference between the fair value of the asset and its carrying value.
(j) Revenue Recognition
Circulation revenue from subscribers is billed to customers at the beginning of the subscription period and is recognized on a straight-line basis over the term of the related subscription. Circulation revenue from single copy sales is recognized at the time of sale. Advertising revenue is recognized upon publication of the advertisement. Revenue for commercial printing is recognized upon delivery. Directory revenue is recognized on a straight-line basis over the period in which the corresponding directory is distributed.

(k) Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company has determined that more likely than not its existing deferred tax assets will not be realized, and accordingly has provided a valuation allowance. Any changes in the scheduled reversals of deferred taxes may require an additional valuation allowance against the remaining deferred tax assets. Any increase or decrease in the valuation allowance could result in an increase or decrease in income tax expense in the period of adjustment.
The Company accounts for uncertain tax positions under the provisions of FASB ASC Topic 740 “Income Taxes”. The Company does not anticipate significant increases or decreases in our uncertain tax positions within the next twelve months. The Company recognizes penalties and interest relating to uncertain tax positions in tax expense.
(l) Fair Value of Financial Instruments
The carrying value of the Company's cash equivalents, accounts receivable, accounts payable, and accrued expenses approximate fair value due to the short maturity of these instruments. An estimate of the fair value of the Company's debt is disclosed in Note 8.
The Company accounts for derivative instruments in accordance with FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”) and FASB ASC Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”). These standards require an entity to recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. Additionally, the fair value adjustments will affect either accumulated other comprehensive loss or net loss depending on whether the derivative instrument qualifies as an effective hedge for accounting purposes and, if so, the nature of the hedging activity. The fair value of the Company's derivative financial instruments is disclosed in Note 9.
(m) Cash Equivalents
Cash equivalents represent highly liquid certificates of deposit which have original maturities of three months or less.
(n) Deferred Financing Costs
Deferred financing costs consist of costs incurred in connection with debt financings. Such costs are amortized on a straight-line basis over the estimated remaining term of the related debt.
(o) Advertising
Advertising costs are expensed in the period incurred. The Company incurred total advertising expenses of $3,419, $2,620 and $3,549 during the years ended December 30, 2012, January 1, 2012 and December 31, 2010, respectively.
(p) Earnings (loss) per share
Basic earnings (loss) per share is computed as net income (loss) available to common stockholders divided by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur from common shares issued through common stock equivalents.

 (q) Stock-based Employee Compensation
FASB ASC Topic 718, “Compensation - Stock Compensation” (“ASC 718”) requires that all share-based payments to employees, including grants of employee stock options, be recognized in the consolidated financial statements over the service period (generally the vesting period) based on fair values measured on grant dates.
(r) Pension and Postretirement Liabilities
FASB ASC Topic 715, “Compensation - Retirement Benefits” (“ASC 715”) requires recognition of an asset or liability in the consolidated balance sheet reflecting the funded status of pension and other postretirement benefit plans such as retiree health and life, with current-year changes in the funded status recognized in accumulated other comprehensive loss. During the years ended December 30, 2012, January 1, 2012 and December 31, 2010 a total of $(2,647), $(2,797) and $(1,007) net of taxes of $0, $0 and $0, respectively, was recognized in other comprehensive loss (see Note 13).
(s) Self-Insurance Liability Accruals
The Company maintains self-insured medical and workers' compensation programs. The Company purchases stop loss coverage from third parties which limits our exposure to large claims. The Company records a liability for healthcare and workers' compensation costs during the period in which they occur as well as an estimate of incurred but not reported claims.
(t) Reclassifications
Certain amounts in the prior periods consolidated financial statements have been reclassified to conform to the current year presentation.
(u) Recently Issued Accounting Pronouncements
In July 2012, the FASB Accounting Standard Update (ASU) 2012-02, “Intangibles- Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.” The amendments in this update allow companies the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not the asset is impaired. The changes to the ASC as a result of this update are effective for annual and interim impairment test performed for fiscal years beginning after September 15, 2012. The adoption of ASU No. 2012-02 will not have a material effect on the Company's Consolidated Financial Statements.
In February 2013, the FASB issued ASC Update No. 2013-02 “Comprehensive Income Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220)”, which amends ASC Topic 220. The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition an entity is required to present either on the face of the Statement of Income or in the Notes to the Consolidated Financial Statements significant amounts reclassified out of AOCI and should be provided by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified in its entirety to net income in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures require under GAAP that provide additional detail about these amounts. The changes to the ASC as a result of this updated guidance are effective for annual and interim reporting periods beginning after December 15, 2012. The adoption of ASU No. 2013-02 will not have a material effect on the Company's Consolidated Financial Statements.

Share-Based Compensation	12 Months Ended
Dec. 30, 2012
Share-Based Compensation [Abstract]
Share-Based Compensation
(2) Share-Based Compensation
The Company recognized compensation expense for share-based payments of $95, $462 and $1,715, during the years ended December 30, 2012, January 1, 2012 and December 31, 2010, respectively. The total compensation cost not yet recognized related to non-vested awards as of December 30, 2012 was $23, which is expected to be recognized over a weighted-average period of 0.3 years through April 2013.
(a) Restricted Share Grants (“RSGs”)
Prior to the Company's IPO in 2006, the Company had issued 792,500 RSGs to certain management investors pursuant to each investor's management stockholder agreement (each, a “Management Stockholder Agreement”). Under the Management Stockholder Agreements, RSGs vest by one-third on each of the third, fourth and fifth anniversaries from the grant date. Following the adoption of the GateHouse Media, Inc. Omnibus Stock Incentive Plan (the “Plan”) in October 2006, an additional 268,680 RSGs were granted during the year ended December 31, 2006 to Company directors, management, and employees. During the year ended December 31, 2007 an additional 198,846 RSGs were granted to Company directors, management and employees, 105,453 of which were both granted and forfeited. During the year ended December 31, 2008 an additional 266,795 RSGs were granted to Company directors, management and employees, 42,535 of which were both granted and forfeited. During the year ended December 31, 2009 an additional 100,000 RSGs were granted to Company management. The majority of the RSGs issued under the Plan vest in increments of one-third on each of the first, second and third anniversaries of the grant date. In the event a grantee of an RSG is terminated by the Company without cause, a number of unvested RSGs immediately vest that would have vested under the normal vesting period on the next succeeding anniversary date following such termination. In the event an RSG grantee's employment with the Company is terminated without cause within twelve months after a change in control as defined in the applicable award agreement, all unvested RSGs become immediately vested at the termination date. During the period prior to the lapse and removal of the vesting restrictions, a grantee of an RSG will have all of the rights of a stockholder, including without limitation, the right to vote and the right to receive all dividends or other distributions. As a result, the RSGs are reflected as outstanding common stock and the unvested RSGs have been excluded from the calculation of basic earnings per share. With respect to Company employees, the value of the RSGs on the date of issuance is recognized as employee compensation expense over the vesting period or through the grantee's eligible retirement date, if shorter, with an increase to additional paid-in-capital. During the years ended December 30, 2012, January 1, 2012 and December 31, 2010 the Company recognized $95, $462 and $1,715 respectively in share-based compensation expense related to RSGs and is recognized in the Consolidated Statement of Operations and Comprehensive Income (Loss).
As of December 30, 2012 and January 1, 2012, there were 25,424 and 84,181 RSGs, respectively, issued and outstanding with a weighted average grant date fair value of $6.04 and $3.67, respectively. As of December 30, 2012, the aggregate intrinsic value of unvested RSGs was $2. As of December 30, 2012, the aggregate fair value of vested RSGs was $4.
RSG activity was as follows:

	Year Ended December 30, 2012		Year Ended January 1, 2012		Year Ended December 31, 2010
	Number of RSGs	Weighted-Average Grant Date Fair Value	Number of RSGs	Weighted-Average Grant Date Fair Value	Number of RSGs	Weighted-Average Grant Date Fair Value
Unvested at beginning of year	84,181	$3.67	299,560	$8.89	570,696	$10.01
Granted	—	—	—	—	—	—
Vested	(58,757)	2.65	(215,379)	10.93	(264,403)	11.29
Forfeited	—	—	—	—	(6,733)	9.75

Unvested at end of year	25,424	$6.04	84,181	$3.67	299,560	$8.89

ASC 718 requires the recognition of share-based compensation for the number of awards that are ultimately expected to vest. The Company's estimated forfeitures are based on forfeiture rates of comparable plans. Estimated forfeitures will be reassessed in subsequent periods and the estimate may change based on new facts and circumstances.
(b) Valuation of Equity Securities Issued as Compensation
The Company values equity securities issued as compensation using the fair value of the securities as of the grant date.
Prior to January 1, 2006, the Company recorded deferred share-based compensation, which consisted of the amounts by which the estimated fair value of the instrument underlying the grant exceeded the grant or exercise price, at the date of grant or other measurement date, if applicable and recognized the expense over the related service period. In determining the fair value of the Company's common stock at the dates of grant prior to the IPO on October 25, 2006, the Company's stock was not publicly traded and, therefore, the Company was unable to rely on a public trading market for its stock prior to October 25, 2006.
As the Company began the process of preparing for its IPO, it developed a preliminary valuation using a discounted cash flow approach as of July 2006. The Company estimated that the fair value of its common stock was $15.01 per share based on a valuation using a discounted cash flow approach as of July 2006.
The Company retrospectively applied the valuation to share-based compensation relating to RSGs and common stock sales which occurred from January 2006 to May 2006. Therefore, the financial statements reflect this valuation for grants made prior to the Company's IPO.

Restructuring	12 Months Ended
Dec. 30, 2012
Restructuring [Abstract]
Restructuring
(3) Restructuring
Over the past several years, and in furtherance of the Company's cost reduction and cash preservation plans outlined in Note 1, the Company has engaged in a series of individual restructuring programs, designed primarily to right size the Company's employee base, consolidate facilities and improve operations. These initiatives impact all of the Company's geographic regions and are often influenced by the terms of union contracts within the region. All costs related to these programs, which primarily reflect involuntary severance expense, are accrued at the time of announcement.
Information related to restructuring program activity during the years ended December 30, 2012 and January 1, 2012 is outlined below.

	Severance and Related Costs	Other Costs (1)	Total
Balance at December 31, 2010	$253	$1	$254
Restructuring provision included in Integration and Reorganization (2)	3,724	2,226	5,950
Cash payments	(3,077)	(1,801)	(4,878)

Balance at January 1, 2012	$900	$426	$1,326
Restructuring provision included in Integration and Reorganization (2)	3,610	800	4,410
Cash payments	(3,826)	(1,062)	(4,888)

Balance at December 30, 2012	$684	$164	$848

(1)	Other costs primarily included costs to consolidate operations.

(2)	Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the operations ceased.
The restructuring reserve balance as of December 30, 2012, for all programs was $848, which is expected to be paid out over the next twelve months.

The following table summarizes the costs incurred and cash paid in connection with these restructuring programs for the years ended December 30, 2012 and January 1, 2012.

	Years Ended
	December 30, 2012	January 1, 2012
Severance and related costs (2)	$3,610	$3,724
Other costs (1) (2)	800	2,226
Cash payments	(4,888)	(4,878)
(1)	Other costs primarily included costs to consolidate operations.

(2)	Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the operations ceased.
Additionally, during the year ended January 1, 2012, the Company recognized an impairment charge of $1,696 related to the consolidation of its print operations. Refer to Note 16 for fair value measurement discussion.

Property, Plant, and Equipment	12 Months Ended
Dec. 30, 2012
Property, Plant, and Equipment [Abstract]
Schedule of Property, Plant, and Equipment
(4) Property, Plant, and Equipment
Property, plant, and equipment consisted of the following:

	December 30, 2012	January 1, 2012
Land	$19,384	$19,627
Buildings and improvements	84,028	86,786
Machinery and equipment	118,907	120,554
Furniture, fixtures, and computer software	20,673	20,225
Construction in progress and other non-depreciating assets	1,726	525

	244,718	247,717
Less: accumulated depreciation and amortization	(128,208)	(116,780)

Total	$116,510	$130,937

Depreciation expense during the years ended December 30, 2012, January 1, 2012 and December 31, 2010 was $16,435, $18,669 and $21,099, respectively.

Goodwill and Intangible Assets	12 Months Ended
Dec. 30, 2012
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
(5) Goodwill and Intangible Assets
Goodwill and intangible assets consisted of the following:

	December 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,839	$131
Advertiser relationships	278,543	145,878	132,665
Customer relationships	8,940	3,597	5,343
Subscriber relationships	82,280	39,226	43,054
Trade name	5,493	3,204	2,289
Publication rights	345	134	211

Total	$380,571	$196,878	$183,693

Nonamortized intangible assets:
Goodwill	$13,742
Mastheads	35,288

Total	$49,030

	January 1, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,479	$491
Advertiser relationships	286,478	134,228	152,250
Customer relationships	8,940	2,946	5,994
Subscriber relationships	83,158	34,908	48,250
Trade name	5,493	2,655	2,838
Publication rights	345	111	234

Total	$389,384	$179,327	$210,057

Nonamortized intangible assets:
Goodwill	$13,958
Mastheads	36,604

Total	$50,562

The weighted average amortization periods for amortizable intangible assets are 4.4 years for noncompete agreements, 16.7 years for advertiser relationships, 13.8 years for customer relationships, 17.2 years for subscriber relationships, 10.0 years for trade names and 15.0 years for publication rights.
Amortization expense for the years ended December 30, 2012, January 1, 2012 and December 31, 2010 was $23,598, $23,914 and $24,037, respectively. Estimated future amortization expense as of January 1, 2012, is as follows:

For the years ending the Sunday closest to December 31:
2013	$23,323
2014	23,277
2015	23,243
2016	21,316
2017	20,242
Thereafter	72,292

Total	$183,693

The changes in the carrying amount of goodwill for the years ended December 30, 2012 and January 1, 2012 are as follows:

Gross balance at December 31, 2010	$886,843
Accumulated impairment losses	(872,500)

Net balance at December 31, 2010	$14,343

Goodwill impairment	(385)

Balance at January 1, 2012	$13,958

Gross balance at January 1, 2012	$886,843
Accumulated impairment losses	(872,885)

Net balance at January 1, 2012	$13,958

Goodwill impairment from divestitures (1)	(216)

Balance at December 30, 2012	$13,742

Gross balance at December 30, 2012	$886,843
Accumulated impairment losses	(873,101)

Net balance at December 30, 2012	$13,742

(1)	Goodwill impairment was initially recognized in continuing operations and was subsequently reclassified to discontinued operations expense at the time the operations were classified as held for sale.
As of December 30, 2012 and January 1, 2012, goodwill in the amount $606,013 was deductible for income tax purposes.
The Company's annual impairment assessment is made on the last day of its fiscal second quarter.
As of March 31, 2010 a review of impairment indicators was performed with the Company noting that its financial results and forecast had not changed materially since the June 30, 2009 impairment test and its market capitalization exceeded its consolidated carrying value. It was determined that an impairment analysis was not required.
As part of the annual impairment assessment, as of June 30, 2010, the fair values of the Company's reporting units for goodwill impairment testing and individual newspaper mastheads were estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that current transactions provided the best estimate of the fair value of its reporting units. Given the stabilization of operating results for the only reporting unit having a goodwill balance at the time, no impairment indicators were identified. Additionally, the estimated fair value exceeded carrying value for all mastheads. The total Company's estimate of fair value was reconciled to its then market capitalization (based upon the stock market price and fair value of debt) plus an estimated control premium.
As of September 30, 2010, December 31, 2010, and March 27, 2011 a review of impairment indicators was performed with the Company noting that its financial results and forecast had not changed materially since the June 30, 2010 impairment test and its market capitalization exceeded its consolidated carrying value. It was determined that an impairment analysis was not required.
As part of the annual impairment assessment, as of June 26, 2011, the fair values of the Company's reporting units for goodwill impairment testing and newspaper mastheads were estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of its reporting units. Given the stabilization of operating results for the only reporting unit having a goodwill balance at the time, no impairment indicators were identified. Additionally, the estimated fair value exceeded carrying value for all mastheads. The total Company's estimate of fair value was reconciled to its then market capitalization (based upon the stock market price and fair value of debt) plus an estimated control premium.
As of September 25, 2011 a review of impairment indicators was performed with the Company noting that its financial results and forecast had not changed materially since the June 26, 2011 impairment test and its market capitalization exceeded its consolidated carrying value. It was determined that an impairment analysis was not required.
Due to an operational management change in the fourth quarter of 2011, certain properties having a goodwill balance of $385 were transferred to a reporting unit that previously did not have a goodwill balance. The Company performed a Step 1 analysis for this reporting unit and determined that its carrying value exceeded fair value. As a result of the Step 2 analysis, the entire $385 of goodwill was impaired. The fair value of this reporting unit for impairment testing purposes was estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of this reporting unit. The Company performed further analysis of this reporting unit's intangible and long-lived assets and determined that impairments of these assets were not present as of year-end.
As of January 1, 2012, a review of impairment indicators was performed for the Company's other reporting units and it was determined that financial results and forecast had not changed materially since the June 26, 2011 impairment test and it was determined no indicators of impairment were present.
During the first quarter of 2012, the Company reorganized its management structure to align with its publication types. The fair value of goodwill was allocated to each of the new reporting units: Small Community Newspapers, Large Daily Newspapers and Metro Newspapers. The Company determined that impairment indicators were present for the Metro Newspaper reporting unit, which had a goodwill balance of $216. As of April 1, 2012 the Company performed a Step 1 analysis for this reporting unit and determined that its carrying value exceeded fair value. As a result of the Step 2 analysis, the entire $216 of goodwill was impaired and this amount was subsequently reclassified to discontinued operations, see Note 19. The fair value of this reporting unit for impairment testing purposes was estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of this reporting unit. The Company performed further analysis of this reporting unit's intangible and long-lived assets and determined that impairments of these assets were not present.
As of April 1, 2012, a review of impairment indicators was performed for the Company's other reporting units and it was determined that financial results and forecast had not changed materially since the June 26, 2011 impairment test and it was determined no indicators of impairment were present.
As part of the annual impairment assessment, as of July 1, 2012, the fair values of the Company's reporting units for goodwill impairment testing and newspaper mastheads were estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of its reporting units. Given the stabilization of operating results for the two reporting units that had a goodwill balance as of the annual impairment assessment date, no impairment indicators were identified. Additionally, the estimated fair value exceeded carrying value for all mastheads. The total Company's estimate of fair value was reconciled to its then market capitalization (based upon the stock market price and fair value of debt) plus an estimated control premium.
As of September 30, 2012 and December 30, 2012, a review of impairment indicators was performed with the Company noting that its financial results and forecast had not changed materially since the July 1, 2012 impairment test and its market capitalization exceeded its consolidated carrying value. It was determined no indicators of impairment were present.
The newspaper industry and our Company have experienced declining same store revenue and profitability over the past several years. Should general economic, market or business conditions decline, and have a negative impact on estimates of future cash flow and market transaction multiples, we may be required to record additional impairment charges in the future.

Accrued Expenses	12 Months Ended
Dec. 30, 2012
Accrued Expenses [Abstract]
Accrued Expenses
(6) Accrued Expenses
Accrued expenses consisted of the following:

	December 30, 2012	January 1, 2012
Accrued payroll	$4,305	$3,790
Accrued bonus	2,219	4,465
Accrued vacation	959	1,396
Accrued insurance	6,903	6,488
Accrued newsprint	—	45
Accrued other	11,872	11,441

	$26,258	$27,625

Lease Commitments	12 Months Ended
Dec. 30, 2012
Lease Commitments [Abstract]
Lease Commitments
(7) Lease Commitments
The future minimum lease payments related to the Company's non-cancelable operating lease commitments as of December 30, 2012 are as follows:

For the years ending the Sunday closest to December 31:
2013	$4,640
2014	4,616
2015	3,447
2016	2,523
2017	2,203
Thereafter	2,551

Total minimum lease payments	$19,980

Rental expense under operating leases for the years ended December 30, 2012, January 1, 2012 and December 31, 2010 was $5,009, $5,382 and $5,297, respectively.

Indebtedness	12 Months Ended
Dec. 30, 2012
Indebtedness [Abstract]
Indebtedness
 (8) Indebtedness
2007 Credit Facility
GateHouse Media Operating, Inc. (“Operating”), an indirectly wholly owned subsidiary of GateHouse Media, GateHouse Media Holdco, Inc. (“Holdco”), an indirectly wholly-owned subsidiary of GateHouse Media, and certain of their subsidiaries entered into an Amended and Restated Credit Agreement, dated as of February 27, 2007, with a syndicate of financial institutions with Wells Fargo Bank as administrative agent.
The 2007 Credit Facility, prior to execution of the Second Amendment (defined below), provided for a: (a) $670,000 term loan facility that matures on August 28, 2014; (b) a delayed draw term loan facility of up to $250,000 that matures on August 28, 2014 and (c) a revolving credit facility with a $40,000 aggregate loan commitment amount available, including a $15,000 sub-facility for letters of credit and a $10,000 swingline facility, that matures on February 28, 2014. The borrowers used the proceeds of the 2007 Credit Facility to refinance existing indebtedness and for working capital and other general corporate purposes, including, without limitation, financing acquisitions permitted under the 2007 Credit Facility. The 2007 Credit Facility is secured by a first priority security interest in: (a) all present and future capital stock or other membership, equity, ownership or profits interest of Operating and all of its direct and indirect domestic restricted subsidiaries, (b) 65% of the voting stock (and 100% of the nonvoting stock) of all present and future first-tier foreign subsidiaries and (c) substantially all of the tangible and intangible assets of Holdco, Operating and their present and future direct and indirect domestic restricted subsidiaries. In addition, the loans and other obligations of the borrowers under the 2007 Credit Facility are guaranteed, subject to specified limitations, by Holdco, Operating and their present and future direct and indirect domestic restricted subsidiaries.
Borrowings under the 2007 Credit Facility bear interest, at the borrower's option, equal to the LIBOR Rate for a LIBOR Rate Loan (as defined in the 2007 Credit Facility), or the Alternate Base Rate for an Alternate Base Rate Loan (as defined in the 2007 Credit Facility), plus an applicable margin. The applicable margin for the LIBOR Rate term loans and Alternate Base Rate term loans, as amended by the First Amendment (defined below), is 2.00% and 1.00%, respectively. The applicable margin for revolving loans is adjusted quarterly based upon Holdco's Total Leverage Ratio (as defined in the 2007 Credit Facility) (i.e., the ratio of Holdco's Consolidated Indebtedness (as defined in the 2007 Credit Facility) on the last day of the preceding quarter to Consolidated EBITDA (as defined in the 2007 Credit Facility) for the four fiscal quarters ending on the date of determination). The applicable margin ranges from 1.50% to 2.00%, in the case of LIBOR Rate Loans, and 0.50% to 1.00% in the case of Alternate Base Rate Loans. Under the revolving credit facility, GateHouse Media will also pay a quarterly commitment fee on the unused portion of the revolving credit facility ranging from 0.25% to 0.5% based on the same total leverage ratio (as described above), and a quarterly fee equal to the applicable margin for LIBOR Rate Loans on the aggregate amount of outstanding letters of credit. In addition, GateHouse Media will be required to pay a ticking fee at the rate of 0.50% of the aggregate unfunded amount available to be borrowed under the delayed draw term facility.
No principal payments are due on the term loan facilities or the revolving credit facility until the applicable maturity date. The borrowers are required to prepay borrowings under the term loan facilities in an amount equal to 50.0% of Holdco's Excess Cash Flow (as defined in the 2007 Credit Facility) earned during the previous fiscal year, except that no prepayments are required if the Total Leverage Ratio (as defined in the 2007 Credit Facility) is less than or equal to 6.0 to 1.0 at the end of such fiscal year. In addition, the borrowers are required to prepay borrowings under the term loan facilities with asset disposition proceeds in excess of specified amounts to the extent necessary to cause Holdco's Total Leverage Ratio to be less than or equal to 6.25 to 1.00, and with cash insurance proceeds and condemnation or expropriation awards, in excess of specified amounts, subject, in each case, to reinvestment rights. The borrowers are required to prepay borrowings under the term loan facilities with the net proceeds of equity issuances by GateHouse Media in an amount equal to the lesser of (a) the amount by which 50.0% of the net cash proceeds exceeds the amount (if any) required to repay any credit facilities of GateHouse Media or (b) the amount of proceeds required to reduce Holdco's Total Leverage Ratio to 6.0 to 1.0. The borrowers are also required to prepay borrowings under the term loan facilities with 100% of the proceeds of debt issuances (with specified exceptions), except that no prepayment is required if Holdco's Total Leverage Ratio is less than 6.0 to 1.0. If the term loan facilities have been paid in full, mandatory prepayments are applied to the repayment of borrowings under the swingline facility and revolving credit facilities and the cash collateralization of letters of credit.
The 2007 Credit Facility contains a financial covenant that requires Holdco to maintain a Total Leverage Ratio of less than or equal to 6.5 to 1.0 at any time an extension of credit is outstanding under the revolving credit facility. The 2007 Credit Facility contains affirmative and negative covenants applicable to Holdco, Operating and their restricted subsidiaries customarily found in loan agreements for similar transactions, including restrictions on their ability to incur indebtedness (which GateHouse Media is generally permitted to incur so long as it satisfies an incurrence test that requires it to maintain a pro forma Total Leverage Ratio of less than 6.5 to 1.0), create liens on assets, engage in certain lines of business, engage in mergers or consolidations, dispose of assets, make investments or acquisitions, engage in transactions with affiliates, enter into sale leaseback transactions, enter into negative pledges or pay dividends or make other restricted payments (except that Holdco is permitted to (a) make restricted payments (including quarterly dividends) so long as, after giving effect to any such restricted payment, Holdco and its subsidiaries have a Fixed Charge Coverage Ratio (as defined in the 2007 Credit Facility) equal to or greater than 1.0 to 1.0 and would be able to incur an additional $1.00 of debt under the incurrence test referred to above and (b) make restricted payments of proceeds of asset dispositions to GateHouse Media to the extent such proceeds are not required to prepay loans under the 2007 Credit Facility and/or cash collateralize letter of credit obligations and such proceeds are used to prepay borrowings under acquisition credit facilities of GateHouse Media. The 2007 Credit Facility also permits the borrowers, in certain limited circumstances, to designate subsidiaries as “unrestricted subsidiaries” which are not subject to the covenant restrictions in the 2007 Credit Facility. The 2007 Credit Facility contains customary events of default, including defaults based on a failure to pay principal, reimbursement obligations, interest, fees or other obligations, subject to specified grace periods; a material inaccuracy of representations and warranties; breach of covenants; failure to pay other indebtedness and cross-accelerations; a Change of Control (as defined in the 2007 Credit Facility); events of bankruptcy and insolvency; material judgments; failure to meet certain requirements with respect to ERISA; and impairment of collateral. There were no extensions of credit outstanding under the revolving credit portion of the facility at December 30, 2012 and, therefore, the Company was not required to be in compliance with the Total Leverage Ratio covenant.
First Amendment to 2007 Credit Facility
On May 7, 2007, the borrowers entered into the First Amendment to amend the 2007 Credit Facility (the “First Amendment”). The First Amendment provided an incremental term loan facility under the 2007 Credit Facility in the amount of $275,000. As amended by the First Amendment, the 2007 Credit Facility includes $1,195,000 of term loan facilities and $40,000 of a revolving credit facility. The incremental term loan facility amortizes at the same rate and matures on the same date as the existing term loan facilities under the 2007 Credit Facility. Interest on the incremental term loan facility accrues at a rate per annum equal to, at the option of the borrowers, (a) adjusted LIBOR plus a margin equal to (i) 2.00%, if the corporate family ratings and corporate credit ratings of Operating by Moody's Investors Service Inc. and Standard and Poor's Rating Services, are at least B1, and B plus, respectively, in each case with stable outlook or (ii) 2.25%, otherwise, as was the case as of December 30, 2012, or (b) the greater of the prime rate set by Wells Fargo Bank, or the federal funds effective rate plus 0.50%, plus a margin 1.00% lower than that applicable to adjusted LIBOR-based loans. Any voluntary or mandatory repayment of the First Amendment term loans made with the proceeds of a new term loan entered into for the primary purpose of benefiting from a margin that is less than the margin applicable as a result of the First Amendment will be subject to a 1.00% prepayment premium. The First Amendment term loans are subject to a “most favored nation” interest provision that grants the First Amendment term loans an interest rate margin that is 0.25% less than the highest margin of any future term loan borrowings under the 2007 Credit Facility.
As previously noted, the First Amendment also modified the interest rates applicable to the term loans under the 2007 Credit Facility. Term loans thereunder accrue interest at a rate per annum equal to, at the option of the Borrower, (a) adjusted LIBOR plus a margin equal to 2.00% or (b) the greater of the prime rate set by Wells Fargo Bank, or the federal funds effective rate plus 0.50%, plus a margin equal to 1.00%. The terms of the previously outstanding borrowings were also modified to include a 1.00% prepayment premium corresponding to the prepayment premium applicable to the First Amendment term loans and a corresponding “most favored nation” interest provision.
Second Amendment to 2007 Credit Facility
On February 3, 2009, the Company entered into a Second Amendment to the 2007 Credit Facility (the “Second Amendment”).
The Second Amendment, among other things, permits the borrowers to repurchase term loans outstanding under the 2007 Credit Facility at prices below par through one or more Modified Dutch Auctions (as defined in the Second Amendment) through December 31, 2011, provided that: (a) no Default or Event of Default (each as described in the 2007 Credit Facility) under the 2007 Credit Agreement has occurred and is continuing or would result from such repurchases; (b) the sum of Unrestricted Cash and Accessible Borrowing Availability (as defined in the Second Amendment) under the 2007 Credit Facility is greater than or equal to $20,000; and (c) no Extension of Credit (as defined in the Second Amendment) is outstanding under the revolving credit facility before or after giving effect to such repurchases. The Second Amendment further provides that such repurchases may result in the prepayment of term loans on a non-pro rata basis. No debt repurchases were required to be made pursuant to the Second Amendment and no repurchases were made.
The Second Amendment also reduced the aggregate principal amounts available under the 2007 Credit Facility, as follows: (a) for revolving loans, from $40,000 to $20,000; (b) for the letter of credit subfacility, from $15,000 to $5,000; and (c) for the swingline loan subfacility, from $10,000 to $5,000.
In addition, the Second Amendment provides that Holdco may not incur additional term debt under the 2007 Credit Facility unless the Senior Secured Incurrence Test (as defined in the Second Amendment) is less than 4.00 to 1 and the current Incurrence Test (as defined in the Second Amendment) is satisfied. At December 30, 2012, Holdco was not able to incur additional debt under the 2007 Credit Facility.
In conjunction with the Second Amendment, the Company incurred and expensed approximately $550 of fees. The existing unamortized deferred financing fees that should be written off, in accordance with FASB ASC Topic 855, “Debt”, as a result of the decrease in borrowing capacity were not significant. The Company determined that the approximate net impact of $400 was immaterial and as a result the Company expensed the $550 of new fees and continues to amortize the existing deferred financing fees.
Agency Amendment to 2007 Credit Facility
On April 1, 2011, the borrowers entered into an Agency Succession and Amendment Agreement, dated as of March 30, 2011, to the 2007 Credit Facility (the “Agency Amendment”).
Pursuant to the Agency Amendment, among other things, (a) Wells Fargo Bank resigned as Agent and (b) Gleacher was appointed as Agent. In addition, the Agency Amendment effected certain amendments to the 2007 Credit Facility that provide that (x) the Agent need not be a lender under the 2007 Credit Facility and (y) the lenders holding a majority of the outstanding term loans and loan commitments under the 2007 Credit Facility have (i) the right, in their discretion, to remove the Agent and (ii) the right to make certain decisions and exercise certain powers under the 2007 Credit Facility that had previously been within the discretion of the Agent.
2007 Credit Facility Excess Cash Flow Payment and Outstanding Balance
As required by the 2007 Credit Facility, as amended, on March 15, 2012 and March 2, 2011, the Company made principal payments of $4,600 and $11,249, respectively, which represented 50% of the Excess Cash Flow related to the fiscal years ended January 1, 2012 and December 31, 2010, respectively. As of December 30, 2012, a total of $1,174,098 was outstanding under the 2007 Credit Facility; consisting of $658,281 under the term loan facility, $245,627 under the delayed draw term loan facility, and $270,190 under the incremental term loan facility. No amounts were outstanding under the revolving credit facility. Following the filing of this Annual Report (Form 10-K) on March 7, 2013 the Company expects to make a principal payment of $6,648, which represents 50% of the Excess Cash Flow related to the fiscal year ended December 30, 2012, as required by the 2007 Credit Facility, as amended. This amount has been classified as current portion of long-term debt in the accompanying Consolidated Balance Sheet at December 30, 2012.
Compliance with Covenants
The Company currently is in compliance with all of the covenants and obligations under the 2007 Credit Facility, as amended. However, due to restrictive covenants and conditions within the facility, the Company currently does not have the ability to draw upon the revolving credit facility portion of the 2007 Credit Facility for any immediate short-term funding needs or to incur additional long-term debt and do not expect to be able to do so in the foreseeable future.
2008 Bridge Facility
On February 15, 2008, GateHouse Media Intermediate Holdco, Inc., a subsidiary of the Company, and the Company entered into the 2008 Bridge Facility with Barclays Capital (“Barclays”), as subsequently modified and amended. The 2008 Bridge Facility originally provided for a $20,600 secured term loan facility. On June 7, 2010, the Company paid off in full the remaining balance under the 2008 Bridge Facility.
Preferred Stock Agreement with Subsidiary
On August 21, 2008, FIF III Liberty Holdings LLC (“FIF III”) purchased an aggregate of $11,500 in 10% cumulative preferred stock of GateHouse Media Macomb Holdings, Inc. (“Macomb”), an operating subsidiary of the Company. Macomb, an Unrestricted Subsidiary under the terms of the 2007 Credit Facility, used the proceeds from such sale of preferred stock to make an $11,500 cash investment in Holdco non-voting 10% cumulative preferred stock. On December 7, 2010, FIF III exercised its right to require the Company to purchase its Macomb preferred stock. During the five-year period following the full repayment by the Company of its 2008 Bridge Facility, which repayment occurred in the second quarter of 2010, FIF III had the right to require the Company to purchase the preferred stock. The Company paid the purchase price of $14,144 on December 8, 2010, which represented the sum of original purchase price of $11,500 paid by FIF III for the Macomb preferred stock and accrued but unpaid dividends of $2,644. FIF III is an affiliate of Fortress Investment Group, LLC, the owner of approximately 39.6% of the Company's outstanding Common Stock.
Fair Value
The fair value of the Company's total long-term debt, determined based on the average yield to maturity of publicly traded debt with similar ratings and consistent maturities and terms, Level 2 inputs (see Note 16), was approximately $715,000. The average yield to maturity of such publicly traded debt used in valuing the Company's debt ranged from 6.9% to 52.0% with an average of 19.7%. The fair value is an estimate based on publicly available information and may not necessarily represent the fair market value in an arm's length transaction.
Payment Schedule
As of December 30, 2012, scheduled principal payments of outstanding debt are as follows:

2013	6,648
2014	1,167,450

$1,174,098
Less: Short-Term Debt	6,648

Long-Term Debt	$1,167,450

Derivative Instruments	12 Months Ended
Dec. 30, 2012
Derivative Instruments [Abstract]
Derivative Instruments
 (9) Derivative Instruments
The Company uses certain derivative financial instruments to hedge the aggregate risk of interest rate fluctuations with respect to its long-term debt, which requires payments based on a variable interest rate index. These risks include: increases in debt rates above the earnings of the encumbered assets, increases in debt rates resulting in the failure of certain debt ratio covenants, increases in debt rates such that assets can no longer be refinanced, and earnings volatility.
In order to reduce such risks, the Company primarily uses interest rate swap agreements to change floating-rate long term debt to fixed-rate long-term debt. This type of hedge is intended to qualify as a “cash-flow hedge” under ASC 815. For these instruments, the effective portion of the change in the fair value of the derivative is recorded in accumulated other comprehensive loss in the Consolidated Statement of Stockholders' Equity (Deficit) and recognized in the Consolidated Statement of Operations and Comprehensive Income (Loss) in the same period in which the hedged transaction impacts earnings. The ineffective portion of the change in the fair value of the derivative is immediately recognized in earnings.
Fair Values of Derivative Instruments

	Liability Derivatives
	December 30, 2012		January 1, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivative designed as hedging instruments under ASC 815
Interest rate swaps	Derivative Instruments	$45,724	Derivative Instruments	$51,576

Total derivatives		$45,724		$51,576

The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)
for the Years Ended December 30, 2012, January 1, 2012 and December 31, 2010

Derivatives in ASC 815 Cash Flow Hedging Relationships	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		2012	2011	2010
Interest rate swaps	Gain (loss) on derivative instruments	$1,635	$913	$(8,277)

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)			Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)			Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	2012	2011	2010		2012	2011	2010		2012	2011	2010
Interest rate swaps	$5,832	$13,829	$(20,801)	Interest income/ (expense)	$(28,771)	$(29,560)	$(38,209)	Other income/ (expense)	$20	$85	$(167)
On June 23, 2005, the Company entered into and designated an interest rate swap based on a notional amount of $300,000 maturing June 2012 as a cash flow hedge. Under the swap agreement, the Company received interest equivalent to one month LIBOR and pays a fixed rate of 4.135%, with settlements occurring monthly. On February 20, 2006, the Company redesignated the same interest rate swap as a cash flow hedge for accounting purposes. At December 31, 2006, the swap no longer qualified as an effective hedge. Therefore, the balance in accumulated other comprehensive income has been reclassified into earnings over the life of the hedged item. On January 1, 2007, the Company redesignated the same interest rate swap as a cash flow hedge for accounting purposes. On August 18, 2008, the Company terminated the swap and entered into a settlement agreement with Goldman Sachs in the aggregate amount of $18,947, which also includes the termination of the swap having a notional value of $270,000. The balance in accumulated other comprehensive income is reclassified into earnings over the remaining life of the item previously hedged. During the twelve months ended December 30, 2012, ($1,615) was amortized and recognized through earnings relating to balances in accumulated other comprehensive income and the associated deferred income taxes of $148 were recognized in income tax expense. As of December 30, 2012, all amounts in accumulated other comprehensive income have been reclassified into earnings.
In connection with financing obtained in 2006, the Company entered into and designated an interest rate swap based on a notional amount of $270,000 maturing July 2011 as a cash flow hedge. Under the swap agreement, the Company received interest equivalent to one month LIBOR and pays a fixed rate of 5.359%, with settlements occurring monthly. On January 1, 2007, the swap was redesignated. Therefore, the balance in accumulated other comprehensive income has been reclassified into earnings over the life of the hedged item. On August 18, 2008, the Company terminated the swap and entered into a settlement agreement with Goldman Sachs in the aggregate amount of $18,947 which also includes the termination of the swap having a notional value of $300,000. The balance in accumulated other comprehensive income is reclassified into earnings over the remaining life of the item previously hedged. As of December 30, 2012, all amounts in accumulated other comprehensive income have been reclassified into earnings.
In connection with the 2007 Credit Facility, the Company entered into and designated an interest rate swap based on a notional amount of $100,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Company receives interest equivalent to one-month LIBOR and pays a fixed rate of 5.14%, with settlements occurring monthly. During the year ended December 30, 2012, the fair value of the swap increased by $969, net, of which $0 was recognized through earnings and $969 was recognized through accumulated other comprehensive income.
In connection with the 2007 Credit Facility, the Company entered into and designated an interest rate swap based on a notional amount of $250,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Company receives interest equivalent to one-month LIBOR and pays a fixed rate of 4.971%, with settlements occurring monthly. During the year ended December 30, 2012, the fair value of the swap increased by $2,293, net, of which $3 was recognized through earnings and $2,290 was recognized through accumulated other comprehensive income.
In connection with the First Amendment to the 2007 Credit Facility, the Company entered into and designated an interest rate swap based on a notional amount of $200,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Company receives interest equivalent to one-month LIBOR and pays a fixed rate of 5.079% with settlements occurring monthly. During the year ended December 30, 2012, the fair value of the swap increased by $1,900, net, of which a decrease of $20 was recognized through earnings and an increase of $1,920 was recognized through accumulated other comprehensive income.
During September, 2007, the Company entered into and designated an interest rate swap based on a notional amount of $75,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Company receives interest equivalent to one-month LIBOR and pays a fixed rate of 4.941% with settlements occurring monthly. During the year ended December 30, 2012, the fair value of the swap increased by $690, net, of which $37 was recognized through earnings and $653 was recognized through accumulated other comprehensive income.
Upon the maturity of a redesignated hedge the Company reviewed all amounts in accumulated other comprehensive income and determined $240 should be reclassified from the derivative to the pension balance during the twelve months ended January 1, 2012.

The aggregate amount of unrealized loss related to derivative instruments recognized in other comprehensive loss as of December 30, 2012 and January 1, 2012 was $45,651 and $50,017, respectively.

Income Taxes	12 Months Ended
Dec. 30, 2012
Income Taxes [Abstract]
Income Taxes
(10) Income Taxes
Income tax expense (benefit) on loss from continuing operations for the periods shown below consisted of:

	Current	Deferred	Total
Year ended December 30, 2012:
U.S. Federal	$149	$—	$149
State and local	(356)	—	(356)

	$(207)	—	$(207)

Year ended January 1, 2012:
U.S. Federal	$(1,368)	$—	$(1,368)
State and local	(435)	—	(435)

	$(1,803)	—	$(1,803)

Year ended December 31, 2010:
U.S. Federal	$—	$—	$—
State and local	(155)	—	(155)

	$(155)	—	$(155)

Income tax expense (benefit) differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income (loss) from continuing operations before income taxes as a result of the following:

	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended December 31, 2010
Computed “expected” tax benefit	$(9,303)	$(8,171)	$(8,755)
Increase (decrease) in income tax benefit resulting from:
State and local income taxes, net of federal benefit	20	(367)	—
Nondeductible meals, entertainment, and other expenses	393	358	82
Return to provision adjustment	288	6	(60)
Impairment of Non-Deductible Goodwill	—	51	—
Change in valuation allowance	8,462	6,183	7,755
Increase (decrease) to provision for unrecognized tax benefits	(356)	120	(155)
Preferred stock dividend	—	—	899
Other	289	17	79

	$(207)	$(1,803)	$(155)

During the year ended December 30, 2012, the income tax benefit, net of income tax valuation allowance, was $207.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets as of December 30, 2012 and January 1, 2012 are presented below:

	December 30, 2012	January 1, 2012
Current deferred tax assets:
Accounts receivable, principally due to allowance for doubtful accounts	$962	$1,165
Accrued expenses	12,077	12,976
Inventory capitalization	2,356	2,356

Gross current deferred tax assets	15,395	16,497
Less valuation allowance	(15,395)	(16,497)

Net current deferred tax assets	—	—

Non-current deferred tax assets:
Derivative instruments	17,870	20,219
Pension and other postretirement benefit obligation	8,922	7,489
Long-lived and intangible assets, principally due to differences in depreciation and amortization	160,131	183,794
Net operating losses	242,272	204,955

Gross non-current deferred tax assets	429,195	416,457
Less valuation allowance	(429,195)	(416,457)

Net non-current deferred tax assets	—	—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.
During the year ended December 31, 2010, the valuation allowance increased by $10,980, of which $5,617 was charged to earnings and $5,363 was recorded through accumulated other comprehensive income. During the year ended January 1, 2012, the valuation allowance increased by $2,707 of which $6,551 was charged to earnings and $3,844 was recorded as a reduction through accumulated other comprehensive income. During the year ended December 30, 2012, the valuation allowance increased by $11,636 of which $11,795 was charged to earnings, $513 was charged to discontinued operations, and $672 was recorded as a reduction through accumulated other comprehensive income.
At December 30, 2012, the Company had net operating loss carryforwards for Federal and state income tax purposes of approximately $632,120, which are available to offset future taxable income, if any. These Federal and state net operating loss carryforwards begin to expire on various dates from 2018 through 2031. A portion of these net operating losses are subject to the limitations of Internal Revenue Code (the “Code”) Section 382. This section provides limitations on the availability of net operating losses to offset current taxable income if significant ownership changes have occurred for Federal tax purposes.
At December 30, 2012, the Company had uncertain tax positions of $4,677 which, if recognized, would impact the effective tax rate. The Company did not record significant amounts of interest and penalties related to uncertain tax positions for the year ended December 30, 2012. Certain amounts were recognized in 2012 due to expiration of the statute of limitations.

A reconciliation of the beginning and ending amount of uncertain tax positions for the years ended December 30, 2012 and January 1, 2012 are as follows:

Balance as of January 1, 2011	$4,913
Increases based on tax positions prior to 2011	120

Uncertain tax positions as of January 1, 2012	$5,033
Decreases based on tax positions prior to 2012	(399)
Increases based on tax positions prior to 2012	43

Uncertain tax positions as of December 30, 2012	$4,677

The Company does not anticipate significant increases or decreases in our uncertain tax positions within the next twelve months. The Company recognizes penalties and interest relating to uncertain tax positions in the provision for income taxes.
The Company files a U.S. federal consolidated income tax return for which the statute of limitations remains open for the 2009 tax year and beyond. U.S. state jurisdictions have statute of limitations generally ranging from 3 to 6 years.

Earnings (Loss) Per Share	12 Months Ended
Dec. 30, 2012
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share
(11) Earnings (Loss) Per Share
The following table sets forth the computation of basic and diluted earnings (loss) per share (“EPS”):

	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended December 31, 2010
Numerator for earnings per share calculation:
Loss from continuing operations	$(27,463)	$(20,950)	$(25,502)
Loss from discontinued operations, net of income taxes	(2,340)	(699)	(542)

Net loss	$(29,803)	$(21,649)	$(26,044)
Denominator for earnings per share calculation:
Basic weighted average shares outstanding	58,041,907	57,949,815	57,723,353
Dilutive securities, including restricted share grants	—	—	—

Diluted weighted average shares outstanding	58,041,907	57,949,815	57,723,353
Loss per share—basic and diluted:
Loss from continuing operations	$(0.47)	$(0.36)	$(0.44)
Income (loss) from discontinued operations, net of taxes	(0.04)	(0.01)	(0.01)

Net loss	$(0.51)	$(0.37)	$(0.45)

During the years ended December 30, 2012, January 1, 2012 and December 31, 2010, 25,424, 84,181 and 299,560 RSGs, respectively, were excluded from the computation of diluted loss per share because their effect would have been antidilutive.

Employee Benefit Plans	12 Months Ended
Dec. 30, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans
(12) Employee Benefit Plans
The Company maintains a GateHouse Media, Inc. defined contribution plan (the “Defined Plan”) designed to conform to IRS rules for 401(k) plans for all of its employees satisfying minimum service requirements as set forth under the plan. The plan allows for a matching contribution at the discretion of the Company. Employees can contribute amounts up to 100% of their eligible gross wages to the plan, subject to IRS limitations. The Company implemented a Companywide matching contribution on January 1, 2008 and discontinued offering such matching contribution across the Company on January 1, 2009. Effective January 2, 2012 the Company reinstated the matching contribution across the Company. During fiscal 2010 and 2011 the Company only offered a matching contribution to certain groups of the Company's employees. The Company's current match ranges from 50% to 100% of a specified portion of employee contribution, which specified portion ranges from 1% to 6% of eligible gross wages. During the year ended December 30, 2012, when the Company offered a matching contribution across the entire Company, the Company's matching contribution to the plan was $1,033. During the years ended January 1, 2012 and December 31, 2010, when the Company did not offer a matching contribution across the entire Company, the Company's matching contributions to the plan were $117 and $102, respectively.
The Company maintains three nonqualified deferred compensation plans, as described below, for certain of its employees.
The Company maintains the GateHouse Media, Inc. Publishers' Deferred Compensation Plan (“Publishers Plan”), a nonqualified deferred compensation plan for the benefit of certain designated publishers of the Company's newspapers. Under the Publishers Plan, the Company credits an amount to a bookkeeping account established for each participating publisher pursuant to a pre-determined formula, which is based upon the gross operating profits of each such publisher's newspaper. The bookkeeping account is credited with earnings and losses based upon the investment choices selected by the participant. The amounts credited to the bookkeeping account on behalf of each participating publisher vest on an installment basis over a period of 15 years. A participating publisher forfeits all amounts under the Publishers Plan in the event that the publisher's employment with the Company is terminated for “cause”, as defined in the Publishers Plan. Amounts credited to a participating publisher's bookkeeping account are distributable upon termination of the publisher's employment with the Company and will be made in a lump sum or installments as elected by the publisher. The Publisher's Plan was frozen effective as of December 31, 2006, and all accrued benefits of participants under the terms of the Publisher's Plan became 100% vested. The Company recorded $0, $0 and $0 of compensation expense related to the Publishers Plan for the years ended December 30, 2012, January 1, 2012 and December 31, 2010, respectively.
The Company maintains the GateHouse Media, Inc. Executive Benefit Plan (“Executive Benefit Plan”), a nonqualified deferred compensation plan for the benefit of certain key employees of the Company. Under the Executive Benefit Plan, the Company credits an amount, determined at the Company's sole discretion, to a bookkeeping account established for each participating key employee. The bookkeeping account is credited with earnings and losses based upon the investment choices selected by the participant. The amounts credited to the bookkeeping account on behalf of each participating key employee vest on an installment basis over a period of 5 years. A participating key employee forfeits all amounts under the Executive Benefit Plan in the event that the key employee's employment with the Company is terminated for “cause”, as defined in the Executive Benefit Plan. Amounts credited to a participating key employee's bookkeeping account are distributable upon termination of the key employee's employment with the Company, and will be made in a lump sum or installments as elected by the key employee. The Executive Benefit Plan was frozen effective as of December 31, 2006, and all accrued benefits of participants under the terms of the Executive Benefit Plan became 100% vested. The Company recorded $0, $0 and $0 of compensation expense related to the Executive Benefit Plan for the years ended December 30, 2012, January 1, 2012 and December 31, 2010, respectively.
The Company maintains the GateHouse Media, Inc. Executive Deferral Plan (“Executive Deferral Plan”), a nonqualified deferred compensation plan for the benefit of certain key employees of the Company. Under the Executive Deferral Plan, eligible key employees may elect to defer a portion of their compensation for payment at a later date. Currently, the Executive Deferral Plan allows a participating key employee to defer up to 100% of his or her annual compensation until termination of employment or such earlier period as elected by the participating key employee. Amounts deferred are credited to a bookkeeping account established by the Company for this purpose. The bookkeeping account is credited with earnings and losses based upon the investment choices selected by the participant. Amounts deferred under the Executive Deferral Plan are fully vested and non-forfeitable. The amounts in the bookkeeping account are payable to the key employee at the time and in the manner elected by the key employee.

Pension and Postretirement Benefits	12 Months Ended
Dec. 30, 2012
Pension and Postretirement Benefits [Abstract]
Pension and Postretirement Benefits
(13) Pension and Postretirement Benefits
As a result of the Enterprise News Media, LLC and Copley Press, Inc. acquisitions, the Company maintains a pension plan and postretirement medical and life insurance plans which cover certain employees. The Company uses the accrued benefit actuarial method and best estimate assumptions to determine pension costs, liabilities and other pension information for defined benefit plans.
The Enterprise News Media, LLC pension plan was amended to freeze all future benefit accruals as of December 31, 2008, except for a select group of union employees whose benefits were frozen during 2009. Also, during 2008 the medical and life insurance benefits were frozen and the plan was amended to limit future benefits to a select group of active employees under the Enterprise News Media, LLC postretirement medical and life insurance plan.
The following provides information on the pension plan and postretirement medical and life insurance plan as of December 30, 2012 and January 1, 2012, for the years ended December 30, 2012 and January 1, 2012.

	Pension	Postretirement	Pension	Postretirement
	Year Ended December 30, 2012	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended January 1, 2012
Change in projected benefit obligation:
Benefit obligation at beginning of period	$23,926	$6,461	$23,142	$6,413
Service cost	300	40	200	42
Interest cost	1,203	273	1,238	303
Actuarial loss	3,422	187	946	23
Benefits and expenses paid	(1,725)	(282)	(1,600)	(321)
Participant contributions	—	14	—	18
Employer implicit subsidy fulfilled	—	(27)	—	(17)

Projected benefit obligation at end of period	$27,126	$6,666	$23,926	$6,461

Change in plan assets:
Fair value of plan assets at beginning of period	$16,498	$—	$17,101	$—
Actual return on plan assets	2,353	—	(372)	—
Employer contributions	1,115	268	1,369	303
Employer implicit subsidy contribution	—	27	—	17
Participant contributions	—	14	—	18
Employer implicit subsidy fulfilled	—	(27)	—	(17)
Benefits paid	(1,402)	(282)	(1,295)	(321)
Expenses paid	(323)	—	(305)	—

Fair value of plan assets at end of period	$18,241	$—	$16,498	$—

Reconciliation of funded status:
Benefit obligation at end of period	$(27,126)	$(6,666)	$(23,926)	$(6,461)
Fair value of assets at end of period	18,241	—	16,498	—
Funded status	(8,885)	(6,666)	(7,428)	(6,461)
Unrecognized prior service cost	—	(1,525)	—	(2,155)
Unrecognized actuarial (gain) loss	8,294	220	6,289	206

Net accrued benefit cost	$(591)	$(7,971)	$(1,139)	$(8,410)

Balance sheet presentation:
Accrued liabilities	$—	$423	$—	$393
Pension and other postretirement benefit obligations	8,885	6,243	7,428	6,068
Accumulated other comprehensive income	(8,294)	1,305	(6,289)	1,949

Net accrued benefit cost	$591	$7,971	$1,139	$8,410

Components of net periodic benefit cost:
Service cost	$300	$40	$200	$42
Interest cost	1,203	273	1,238	303
Expected return on plan assets	(1,275)	—	(1,324)	—
Amortization of prior service cost	—	(457)	—	(457)
Amortization of unrecognized (gain) loss	382	—	82	—

Net periodic benefit cost	$610	$(144)	$196	$(112)

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss	$2,343	$187	$2,640	$23
Amortization of net actuarial loss	(383)	—	(83)	—
Amortization of prior service credit	—	457	—	457
Other adjustment	43	—	(240)	—

Total recognized in other comprehensive income	$2,003	$644	$2,317	$480

Comparison of obligations to plan assets:
Projected benefit obligation	$27,126	$6,666	$23,926	$6,461
Accumulated benefit obligation	27,126	6,666	23,926	6,461
Fair value of plan assets	18,241	—	16,498	—
The following assumptions were used in connection with the Company's actuarial valuation of its defined benefit pension and postretirement plans:

	Pension	Postretirement	Pension	Postretirement
	Year Ended December 30, 2012	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended January 1, 2012
Weighted average discount rate	4.1%	3.6%	5.1%	4.4%
Rate of increase in future compensation levels	—	—	—	—
Expected return on assets	7.75%	—	7.75%	—
Current year trend	—	7.7%	—	8.1%
Ultimate year trend	—	4.8%	—	4.8%
Year of ultimate trend	—	2022	—	2021

The following assumptions were used to calculate the net periodic benefit cost for the Company's defined benefit pension and post retirement plans:

	Pension	Postretirement	Pension	Postretirement
	Year Ended December 30, 2012	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended January 1, 2012
Weighted average discount rate	5.1%	4.4%	5.7%	5.3%
Rate of increase in future compensation levels	—	—	—	—
Expected return on assets	7.75%	—	7.75%	—
Current year trend	—	8.1%	—	8.5%
Ultimate year trend	—	4.8%	—	4.8%
Year of ultimate trend	—	2022	—	2021
To determine the expected long-term rate of return on pension plan assets, the Company considers the current and expected asset allocations, as well as historical and expected returns on various categories of plan assets, input from the actuaries and investment consultants, and long-term inflation assumptions. The expected allocation of pension plan assets is based on a diversified portfolio consisting of domestic and international equity securities and fixed income securities. This expected return is then applied to the fair value of plan assets. The Company amortizes experience gains and losses, including the effects of changes in actuarial assumptions and plan provisions over a period equal to the average future service of plan participants.
Amortization of prior service costs was calculated using the straight-line method over the average remaining service periods of the employees expected to receive benefits under the plan.

Postretirement
Year Ended December 30, 2012
Effect of 1% increase in health care cost trend rates
APBO	$7,092
Dollar change	$426
Percent change	6.4%
Effect of 1% decrease in health care cost trend rates
APBO	$6,308
Dollar change	$(358)
Percent change	(5.4)%
Fair Value of plan assets are measured on a recurring basis using quoted market prices in active markets for identical assets, Level 1 input. The pension plan's assets by asset category are as follows:

	December 30, 2012		January 1, 2012
	Dollar	Percent	Dollar	Percent
Equity mutual funds	$12,299	67%	$10,105	61%
Fixed income mutual funds	5,320	29%	5,353	33%
Cash and cash equivalents	575	3%	346	2%
Other	47	1%	694	4%

Total	$18,241	100%	$16,498	100%

Plan fiduciaries of the George W. Prescott Publishing Company LLC Pension Plan set investment policies and strategies for the pension trust. Objectives include preserving the funded status of the plan and balancing risk against return. The general target allocation is 70% in equity funds and 30% in fixed income funds for the plan's investments. To accomplish this goal, each plan's assets are actively managed by outside investment managers with the objective of optimizing long-term return while maintaining a high standard of portfolio quality and proper diversification. The Company monitors the maturities of fixed income securities so that there is sufficient liquidity to meet current benefit payment obligations.
The following benefit payments, which reflect expected future services, as appropriate, are expected to be paid as follows:

	Pension	Postretirement
2013	$1,451	$430
2014	1,451	428
2015	1,498	433
2016	1,528	428
2017	1,536	393
2018-2022	7,942	1,743
Employer contribution expected to be paid during the year ending December 31, 2013	$1,147	$430
The postretirement plans are not funded.
The aggregate amount of net actuarial loss and prior service cost related to the Company's pension and post retirement plans recognized in other comprehensive income as of December 30, 2012 was $6,991.
Multiemployer Plans
The Company is a participant in three multi-employer pension plans covering certain employees with Collective Bargaining Agreements (“CBAs”) in Ohio, Massachusetts and Illinois. The risks of participating in these multi-employer plans are different from single-employer plans in the following aspects:
•	The Company plays no part in the management of plan investments or any other aspect of plan administration.

•	Assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

•
If the Company chooses to stop participating in some of its multi-employer plans, the Company may be required to pay those plans an amount based on the unfunded status of the plan, referred to as withdrawal liability.

The Company's participation in these plans for the year ended December 30, 2012, is outlined in the table below. The “EIN/Pension Plan Number” column provides the Employee Identification Number (EIN) and the three-digit plan number. Unless otherwise noted, the two most recent Pension Protection Act (PPA) zone statuses available are for the plan's for the years ended December 30, 2012 and January 1, 2012, respectively. The zone status is based on information that the company received from the plan and is certified by the plan's actuary. Among other factors, plans in the red zone are generally less than 65% funded; plans in the orange zone are both a) less than 80% funded and b) have an accumulated/expected funding deficiency in any of the next six plan years, net of any amortization extensions; plans in the yellow zone meet either one of the criteria mentioned in the orange zone; and plans in the green zone are at least 80% funded. The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented. The last column lists the expiration date(s) of the collective-bargaining agreement(s) to which the plans are subject.

The Company makes all required contributions to these plans as determined under the respective CBAs. For each of the plans listed below, the Company's contribution represented less than 5% of total contributions to the plan.

Pension Plan Name	EIN Number/ Plan Number	Zone Status		FIP/RP Status Pending/ Implemented	Contributions (in thousands)			Surcharge Imposed	Expiration Dates of CBAs
		2012	2011		2012	2011	2010
CWA/ITU Negotiated Pension Plan	13-6212879/001	Red	Red	Implemented	$13	$9	$8	No	Under negotiation
GCIU—Employer Retirement Benefit Plan (a)(b)	91-6024903/001	Red	Red	Implemented	89	87	89	No	11/14/2014
The Newspaper Guild International Pension Plan (a)	52-1082662/001	Red	Red	Implemented	49	130	146	No	09/30/2014

Total					$151	$226	$243

(a)	This plan has elected to utilize special amortization provisions provided under the Preservation of Access to Care for Medicare Beneficiaries and Pension Relief Act of 2010.

(b)	During the fiscal year 2012 the Company accrued $1,185 related to this plan due to the discontinuance of press operations at its Suburban Chicago location.

Stock Compensation Plans	12 Months Ended
Dec. 30, 2012
Stock Compensation Plans [Abstract]
Stock Compensation Plans
(14) Stock Compensation Plans
Omnibus Stock Incentive Plan
On October 5, 2006, the Company adopted a new equity incentive plan for its employees, the GateHouse Media, Inc. Omnibus Stock Incentive Plan (the “Plan”) and presented the Plan to the Company's stockholders' for approval, which was received on October 6, 2006. The Plan provides for the issuance of stock options, stock appreciation rights, restricted shares, deferred shares, performance shares, unrestricted shares and other stock-based awards. A total of 2,000,000 shares of the Company's common stock were initially reserved for issuance under the Plan, provided however, that commencing on the first day of each fiscal year beginning in calendar year 2007, the number of shares reserved and available for issuance is increased by an amount equal to 100,000. All such shares of the Company's common stock that are available for the grant of awards under the Plan may be granted as incentive stock options. Section 162(m) of the Internal Revenue Code (the “Code”) states that the maximum aggregate number of shares that is subject to stock options or stock appreciation rights that may be granted to any individual during any fiscal year is 400,000 and the maximum aggregate number of shares that is subject to awards of restricted stock, deferred shares, unrestricted shares or other stock-based awards that may be granted to any individual during any fiscal year is 400,000.
The Plan is administered by the Company's board of directors, although it may be administered by either the board of directors or any committee of the board of directors including a committee that complies with the applicable requirements of Section 162(m) of the Code, Section 16 of the Exchange Act and any other applicable legal or stock exchange listing requirements.
Except as otherwise provided by the Plan administrator, on the first business day after the Company's annual meeting of stockholders and each such annual meeting thereafter during the term of the Plan, each of the Company's independent directors who is serving following such annual meeting will automatically be granted under the Plan a number of unrestricted shares of common stock having a fair market value of $15 as of the date of grant; however, those of the Company's independent directors who were granted restricted common stock upon the consummation of the IPO will not be eligible to receive these automatic annual grants.

The terms of the Plan provide that the board of directors may amend, alter or discontinue the Plan, but no such action may impair the rights of any participant with respect to outstanding awards without the participant's consent. The Plan administrator, however, reserves the right to amend, modify, or supplement an award to either bring it into compliance with Section 409A of the Code, or to cause the award to not be subject to such section. The Plan will terminate on October 5, 2016.
As of December 30, 2012 and January 1, 2012, a total of 25,424 and 84,181 RSGs were outstanding under the Plan, respectively.

Assets Held for Sale	12 Months Ended
Dec. 30, 2012
Assets Held for Sale [Abstract]
Assets Held for Sale
(15) Assets Held for Sale
As of December 30, 2012 and January 1, 2012, the Company intended to dispose of various assets which are classified as held for sale on the consolidated balance sheet in accordance with ASC 360. The following table summarizes the major classes of assets and liabilities held for sale at December 30, 2012 and January 1, 2012:

	December 30, 2012	January 1, 2012
Long-term assets held for sale:
Property, plant and equipment, net	$474	$934

Total long-term assets held for sale	$474	$934

These assets are real property and no publication related assets are included.
During the years ended December 30, 2012 and January 1, 2012 the Company recorded an impairment charge in the amount of $2,128 and $355, respectively, related to property, plant and equipment which were classified as held for sale, refer to Note 16 for fair value measurement discussion.

Fair Value Measurement	12 Months Ended
Dec. 30, 2012
Fair Value Measurement [Abstract]
Fair Value Measurement
(16) Fair Value Measurement
The Company measures and records in the accompanying consolidated financial statements certain assets and liabilities at fair value on a recurring basis. ASC 820 establishes a fair value hierarchy for those instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company's own assumptions (unobservable inputs).
These inputs are prioritized as follows:
•	Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities;

•
Level 2: Inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities or market corroborated inputs; and

•	Level 3: Unobservable inputs for which there is little or no market data and which require us to develop our own assumptions about how market participants price the asset or liability.
The valuation techniques that may be used to measure fair value are as follows:
•	Market approach—Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities;

•	Income approach—Uses valuation techniques to convert future amounts to a single present amount based on current market expectation about those future amounts;

•	Cost approach—Based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).

The following table provides information for the Company's major categories of financial assets and liabilities measured or disclosed at fair value on a recurring basis:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements	Valuation Technique
As of January 1, 2012
Assets
Cash and cash equivalents	$19,212	$—	$—	$19,212	Income
Restricted cash	6,167	—	—	6,167	Income
Liabilities
Derivatives (1)	$—	$—	$51,576	$51,576	Income
As of December 30, 2012
Assets
Cash and cash equivalents	$34,527	$—	$—	$34,527	Income
Restricted cash	6,467	—	—	6,467	Income
Liabilities
Derivatives (1)	$—	$—	$45,724	$45,724	Income
(1	)Derivative assets and liabilities include interest rate swaps which are measured using the Company's estimates of the assumptions a market participant would use in pricing the derivative. The fair value of the interest rate derivative is determined based on the upper notional band using cash flows discounted at the relevant market interest rates in effect at the period close and incorporates an assessment of the risk of non-performance by the interest rate derivative counterparty in valuing derivative assets and an evaluation of the Company's credit risk in valuing derivative liabilities.
The following table reflects the activity of our derivative liabilities measured at fair value using significant unobservable inputs (Level 3) for year ended December 30, 2012:

Derivative Liabilities
Balance as of January 1, 2012	$51,576
Total (gains) losses, net:
Included in earnings	(20)
Included in other comprehensive income	(5,832)

Balance as of December 30, 2012	$45,724

Certain assets are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). During the quarters ended April 1, 2012 and January 1, 2012, goodwill was written down to implied fair value using Level 3 inputs. The valuation techniques utilized to measure fair value are discussed in Note 5.
Refer to Note 8 for the discussion on the fair value of the Company's total long-term debt.
Refer to Note 13 for the discussion on the fair value of the Company's pension plan.
During the years ended December 30, 2012 and January 1, 2012, the Company recorded an impairment charge in the amount of $2,128 and $355, respectively, related to property, plant and equipment which were classified as held for sale. The Company used assessed values and current market data, Level 2 inputs, to determine the fair value. Additionally, during the three months ended June 26, 2011, the Company wrote-off presses having a net book value of $1,696 related to the consolidation of its print operations, utilizing recent sale activity, Level 2 inputs.

Commitments and Contingencies	12 Months Ended
Dec. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
 (17) Commitments and Contingencies
The Company becomes involved from time to time in claims and lawsuits incidental to the ordinary course of its business, including with respect to such matters as libel, invasion of privacy, intellectual property infringement, wrongful termination actions, and complaints alleging employment discrimination. In addition, the Company is involved from time to time in governmental and administrative proceedings concerning employment, labor, environmental and other claims. Insurance coverage maintained by the Company mitigates potential loss for certain of these matters. Historically, such claims and proceedings have not had a material effect upon the Company's consolidated results of operations or financial condition. While the Company is unable to predict the ultimate outcome of any currently outstanding legal actions, it is the opinion of the Company's management that it is a remote possibility that the disposition of these matters would have a material adverse effect upon the Company's consolidated results of operations, financial condition or cash flow.
Restricted cash at December 30, 2012 and January 1, 2012, in the aggregate amount of $6,467 and $6,167, respectively, is used to collateralize standby letters of credit in the name of the Company's insurers in accordance with certain insurance policies and as cash collateral for certain business operations.

Related Party Transactions	12 Months Ended
Dec. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions
(18) Related-Party Transactions
Fortress Investment Group, LLC
On May 9, 2005, FIF III, FIF III Liberty Acquisitions, LLC, a wholly-owned subsidiary of FIF III (“Merger Subsidiary”), and the Company entered into an agreement that provided for the merger of Merger Subsidiary with and into the Company, with the Company continuing as a wholly-owned subsidiary of FIF III (the “Merger”). The Merger was completed on June 6, 2005. FIF III is an affiliate of Fortress Investment Group LLC.
As of December 30, 2012, Fortress Investment Group LLC and its affiliates (“Fortress”) beneficially owned approximately 39.6% of the Company's outstanding common stock.
In addition, the Company's Chairman, Wesley Edens, is also the Co-Chairman of the board of directors of Fortress Investment Group LLC. The Company does not pay Mr. Edens a salary or any other form of compensation.
Affiliates of Fortress own $410,862 of the $1,174,098 outstanding under the 2007 Credit Facility, as amended as of March 7, 2013, of which $49,085 is still waiting to be settled. These amounts were purchased on arms' length terms in secondary market transactions.
On August 21, 2008, FIF III purchased an aggregate of $11,500 in 10% cumulative preferred stock of GateHouse Media Macomb. The preferred stock was issued on August 21, 2008. Macomb, an Unrestricted Subsidiary under the terms of the 2007 Credit Facility, used the proceeds from such sale of preferred stock to make an $11,500 cash investment in Holdco non-voting 10% cumulative preferred stock. On December 7, 2010, FIF III exercised its right to require the Company to purchase its Macomb preferred stock. The Company paid the purchase price of $14,144 on December 8, 2010, which represented the sum of original purchase price of $11,500 paid by FIF III for the Macomb preferred stock and accrued but unpaid dividends of $2,644.
On October 24, 2006, the Company entered into an Investor Rights Agreement with FIF III. The Investor Rights Agreement provides FIF III with certain rights with respect to the nomination of directors to the Company's board of directors as well as registration rights for securities of the Company owned by Fortress.
The Investor Rights Agreement requires the Company to take all necessary or desirable action within its control to elect to its board of directors so long as Fortress beneficially owns (i) more than 50% of the voting power of the Company, four directors nominated by FIG Advisors LLC, an affiliate of Fortress (“FIG Advisors”), or such other party nominated by Fortress; (ii) between 25% and 50% of the voting power of the Company, three directors nominated by FIG Advisors; (iii) between 10% and 25% of the voting power of the Company, two directors nominated by FIG Advisors; and (iv) between 5% and 10% of the voting power of the Company, one director nominated by FIG Advisors. In the event that any designee of FIG Advisors shall for any reason cease to serve as a member of the board of directors during his term of office, FIG Advisors will be entitled to nominate an individual to fill the resulting vacancy on the board of directors. The Company is also to take all necessary or desirable action to limit the overall size of the Company's board of directors to not more than seven directors.
Pursuant to the Investor Rights Agreement, the Company has granted FIF III, for so long as it or its permitted transferees beneficially own an amount of the Company's common stock at least equal to 5% or more of the Company's common stock issued and outstanding immediately after the consummation of its IPO (a “Registrable Amount”), “demand” registration rights that allow FIF III at any time to request that the Company register under the Securities Act of 1933, as amended, an amount equal to or greater than a Registrable Amount (as defined in the Investor Rights Agreement). Parent is entitled to an aggregate of four demand registrations. The Company is not required to maintain the effectiveness of the registration statement for more than 60 days. The Company is also not required to effect any demand registration within nine months of a “firm commitment” underwritten offering to which the requestor held “piggyback” rights and which included at least half of the securities requested by the requestor to be included. The Company is not obligated to grant a request for a demand registration within four months of any other demand registration and may refuse a request for demand registration if, in the Company's reasonable judgment, it is not feasible for the Company to proceed with the registration because of the unavailability of audited financial statements.
FIF III also has “piggyback” registration rights that allow FIF III to include the shares of common stock that FIF III and its permitted transferees own in any public offering of equity securities initiated by the Company (other than those public offerings pursuant to registration statements on Forms S-4 or S-8) or by any of the Company's other stockholders that may have registration rights in the future. The “piggyback” registration rights of FIF III are subject to proportional cutbacks based on the manner of the offering and the identity of the party initiating such offering.
The Company has additionally granted FIF III and its permitted transferees for as long as Fortress beneficially owns a Registrable Amount, the right to request shelf registrations on Form S-3, providing for an offering to be made on a continuous basis, subject to a time limit on the Company's efforts to keep the shelf registration statement continuously effective and the Company's right to suspend the use of a shelf registration prospectus for a reasonable period of time (not exceeding 60 days in succession or 90 days in the aggregate in any 12-month period) if the Company determines that certain disclosures required by the shelf registration statement would be detrimental to the Company or the Company's stockholders.
The Company has agreed to indemnify FIF III and its permitted transferees against any losses or damages resulting from any untrue statement or omission of material fact in any registration statement or prospectus pursuant to which FIF III and its permitted transferees sells shares of the Company's common stock, unless such liability arose from FIF III misstatement or omission, and Parent has agreed to indemnify the Company against all losses caused by its misstatements or omissions. The Company will pay all expenses incident to registration and Fortress will pay its respective portions of all underwriting discounts, commissions and transfer taxes relating to the sale of its shares under such a registration statement.

Discontinued Operations	12 Months Ended
Dec. 30, 2012
Discontinued Operations [Abstract]
Discontinued Operations
(19) Discontinued Operations
During the year ended December 31, 2010, the Company discontinued a publication in New York. An impairment loss of $404 is included in discontinued operations on the Consolidated Statement of Operations and Comprehensive Income (Loss) for this period for the aforementioned discontinued operation and previously sold and discontinued operations.

During the year ended December 30, 2012, the Company sold 22 publications in Suburban Chicago, Illinois for an aggregate purchase price of approximately $2,800. As a result, an impairment loss of $1,922 is included in loss from discontinued operations on the Consolidated Statement of Operations and Comprehensive Income (Loss) for this period. Additionally, an impairment loss of $206 is included in loss from discontinued operations net of income taxes on the Consolidated Statement of Operations and Comprehensive Income (Loss) for this period related to previously discontinued operations. The financial position and results of operations of the publications in Suburban Chicago, Illinois are reflected as discontinued operations for all periods presented.
The net revenue during the years ended December 30, 2012, January 1, 2012 and December 31, 2010 for the aforementioned discontinued operations was $8,722, $11,123 and $13,941, respectively. Loss, net of income taxes of $0, during the years ended December 30, 2012, January 1, 2012 and December 31, 2010 for the aforementioned discontinued operations was $2,340, $699 and $542, respectively.

Quarterly Results (Unaudited)	12 Months Ended
Dec. 30, 2012
Quarterly Results (Unaudited) [Abstract]
Quarterly Results (Unaudited)
(20) Quarterly Results (unaudited)

	Quarter Ended April 1(a)	Quarter Ended July 1(a)	Quarter Ended September 30(a)	Quarter Ended December 30(a)
Year Ended December 30, 2012
Revenues	$117,211	$125,970	$119,980	$125,393
Operating income	936	11,644	6,881	10,332
Income (loss) before income taxes	(13,072)	(2,341)	(7,945)	(4,312)
Net income (loss)	(13,241)	(2,690)	(9,313)	(4,559)
Basic income (loss) per share	$(0.23)	$(0.05)	$(0.16)	$(0.08)
Diluted income (loss) per share	$(0.23)	$(0.05)	$(0.16)	$(0.08)

	Quarter Ended March 27(a)	Quarter Ended June 26(a)	Quarter Ended September 25(a)	Quarter Ended January 1(a)
Year Ended January 1, 2012
Revenues	$117,080	$131,842	$124,295	$141,453
Operating income (loss)	(2,625)	10,394	9,314	18,525
Income (loss) before income taxes	(17,121)	(4,454)	(4,865)	3,687
Net income (loss)	(17,968)	(4,876)	(4,978)	6,173
Basic income (loss) per share	$(0.31)	$(0.08)	$(0.09)	$0.11
Diluted income (loss) per share	$(0.31)	$(0.08)	$(0.09)	$0.11
(a)	Certain amounts differ from those previously reported on Forms 10-Q and 10-K due to the reclassification of discontinued operations as described in Note 19 to the consolidated Financial Statements.

Subsequent Events and Going Concern Considerations	12 Months Ended
Dec. 30, 2012
Subsequent Events [Abstract]
Subsequent Events and Going Concern Considerations
(21) Subsequent Events and Going Concern Considerations

On September 4, 2013, the Company entered into a restructuring support agreement (RSA) with Cortland Products Corp., as administrative agent (the “Administrative Agent”) certain of the lenders under the Company's 2007 Credit Facility, including Newcastle Investment Corp. (“Newcastle) and its affiliates.  The terms of the RSA are summarized as follows. This summary only discusses the key terms of the RSA and is not intended to be a complete description of the RSA.

The key terms of the RSA are as follows:

The RSA proposes a restructuring of the Company pursuant to a pre-packaged restructuring plan under Chapter 11 of the Bankruptcy Code (“the Plan”) whereby each Creditor (as defined below) has the option of exchanging its holdings in the Outstanding Debt (as defined below) for either its pro rata share of cash or common stock in a new holding company (such common stock, “New Media Common Stock,” and such holding company from and after the Effective Date, “New Media”) with ownership interests in the reorganized Company (such reorganized Company, “New GateHouse”). New Media is an entity that is unrelated to GateHouse and currently is a wholly-owned subsidiary of Newcastle.

New Media intends to distribute a portion of its estimated EBITDA (as defined in the RSA) less (i) cash taxes; (ii) interest expense; (iii) principal payments under the Financing (as defined below), (iv) capital expenditures; and (v) changes in net working capital to its shareholders and reinvest the remainder for general corporate purposes which may include accretive acquisitions.

The RSA includes the restructuring of the following indebtedness of the Company (the “Outstanding Debt”):
  Indebtedness under the 2007 Credit Facility, consisting of a “Revolving Credit Facility,” a “Term Loan Facility,” a “Delayed Draw Term Loan Facility” and an “Incremental Term Loan Facility” (collectively, the “2007 Credit Facility Claims”).  The 2007 Credit Facility Claims consisted of a (i) Revolving Credit Facility of $0 and $0 at December 30, 2012 and June 30, 2013, respectively, (ii) Term Loan Facility of $658,281 and $654,554 at December 30, 2012 and June 30, 2013, respectively, (iii) Delayed Draw Term Loan Facility of $245,627 and $244,236 at December 30, 2012 and June 30, 2013, respectively and (iv) Incremental Term Loan Facility of $270,190 and $268,660 at December 30, 2012 and June 30, 2013, respectively.
  Swap Liability, including (i) $100,000 notional amount executed February 27, 2007, (ii) $250,000 notional amount executed April 4, 2007, (iii) $200,000 notional amount executed April 13, 2007 and (iv) $75,000 notional amount executed September 18, 2007. As of December 31, 2012 and June 30, 2013, the carrying value of the Swap Liability totaled $45,724 and $31,053, respectively.

Holders of the Outstanding Debt are referred to herein as “Creditors.”

Subject to the approval of the U.S. Bankruptcy Court, the RSA proposes a restructuring of the Outstanding Debt as follows:
  Each Creditor of the Outstanding Debt would receive, in full and final satisfaction of its respective claim, at its election (with respect to all or any portion of its claims) to be made in connection with solicitation of the Plan, its pro rata share of:
  Cash pursuant to the Cash-Out Offer (described below under “Cash-Out Offer”) (the “Cash-Out Option”); and/or
  (A) 100% of New Media Common Stock (subject to dilution as discussed herein) and (B) 100% of the Net Proceeds (as defined below), if any (collectively, the “New Media Equity Option”).

Creditors that do not make an election during the Solicitation Period (as defined below) with respect to their claims will be deemed to have elected the Cash-Out Option.
  Pension, trade and all other unsecured claims will be unimpaired by the Plan.
  Holders of equity interests in GateHouse Media, including warrants, rights and options to acquire such equity interests (“Existing Equity Holders”), would be cancelled, and Existing Equity Holders will receive 10-year warrants, collectively representing the right to acquire, in the aggregate,  equity equal to 5% of the issued and outstanding shares of New Media (subject to dilution) as of the effective date of the Plan (the “Effective Date”), with the strike price per share for such warrants calculated based on a total equity value of New Media prior to the Local Media Contribution (as defined below) of $1,200,000 as of the Effective Date.  New Media Warrants will not have the benefit of antidilution protections, other than customary protections including for stock splits and stock dividends.  Existing equity interests will be cancelled under the Plan.

Cash-Out Offer

In connection with the restructuring, Newcastle (“Plan Sponsor”) (or its designated affiliates) has offered to purchase, in cash, an amount equal to 40.0% of the sum of (i) (a) $1,167,450 of principal of the claims under the 2007 Credit Facility, plus (b) accrued and unpaid interest at the applicable contract non-default rate with respect thereto, plus (c) all amounts due under and subject to the terms of the interest rate swaps secured under the 2007 Credit Facility (for the avoidance of doubt, excluding any default interest) on the Effective Date of  the Plan. The Cash-Out Offer will be coterminous with the Solicitation Period (as defined below).

Registration Rights

As of the Effective Date of the Plan, New Media will enter into a registration rights agreement with certain holders of the Outstanding Debt that received 10% or more of the New Media Common Stock, to provide customary registration rights.

New Media Equity Option

Instead of the Cash Out Offer, each Creditor may elect to receive in satisfaction of its claims, a pro rata share of New Media Common Stock and the Net Proceeds (as defined below), if any. Following the completion of the restructuring, New Media will use commercially reasonable efforts, based on market conditions and other factors, to list New Media Common Stock (the “Listing”) and may raise additional equity capital in connection with or subsequent to the Listing.  New Media intends to seek the Listing on the New York Stock Exchange. For the avoidance of doubt, a Listing will not be a condition precedent to the effectiveness of the Plan. Under the Plan, New Media will not impose any transfer restrictions on New Media Common Stock.

Financing

GateHouse will use commercially reasonable efforts based on market conditions and other factors, to raise up to $150,000 of new debt (the “Financing”). The net proceeds, if any, will be distributed to holders of New Media Common Stock, including Plan Sponsor (or its designated affiliates) on account of the Cash Out Offer, on the Effective Date (the “Net Proceeds”). For the avoidance of doubt the Financing will not be a condition precedent to the effectiveness of the Plan.

Contribution of Local Media Group Holdings LLC

The Plan Sponsor acquired Dow Jones Local Media Group, Inc. (“Local Media”), a publisher of weekly newspaper publications, on September 3, 2013.  Subject to the terms of the RSA, the Plan Sponsor will contribute Local Media Group Holdings LLC (“Local Media Parent”) and assign its rights under the related stock purchase agreement to New Media on the Effective Date (the “Local Media Contribution”) in exchange for shares of common stock of New Media (and at Plan Sponsor's option, $50), collectively equal in value to the cost of the Local Media Acquisition (as adjusted pursuant to the Plan) based upon the equity value of New Media as of the Effective Date prior to the contribution.

Solicitation of the Plan and Chapter 11 of the Bankruptcy Code

On September 20, 2013, Gatehouse commenced a pre-packaged solicitation of the Plan (the “Solicitation”), with a voting deadline of September 26, 2013 as such date may be extended by Plan Sponsor in its sole discretion (the “Solicitation Period”), such that the Plan could become effective no later than December 16, 2013.  Subject to the terms of the Support Agreement, if holders of Outstanding Debt sufficient to meet the requisite threshold of 67% in amount an majority in number (calculated without including any insider) necessary for acceptance of the Plan under the Bankruptcy Code (“Bankruptcy Threshold Creditors”) vote to accept the plan in the Solicitation, GateHouse and its affiliated debtors (the “Debtors”) intend to commence Chapter 11 cases and seek approval of the disclosure statement for the Plan (the “Disclosure Statement”) and confirmation of the Plan therein.  Under the Support Agreement, each of the Participating Lenders has agreed to (a) support an take any reasonable action in furtherance of the Restructuring, (b) timely vote their Outstanding Debt to accept the Plan and not change or withdraw such vote, (c) support approval of the Disclosure Statement and confirmation of the Plan, as well as certain relief to be requested by Debtors for the Bankruptcy Court, (d) refrain from taking any action inconsistent with the confirmation or consummation of the Plan, and (e) not propose, support, solicit, or participate in the formulation of any plan other than the Plan.

Management Agreement

On the Effective Date of the Plan, New Media will enter into a management agreement with an affiliate of the Plan Sponsor (the “Manager”) pursuant to which the Manager will manage the operations of New Media. The annual management fee will be 1.50% of New Media's gross equity as set forth in the Management Agreement.

Releases

To the fullest extent permitted by applicable law, the restructuring shall include a full release from liability of GateHouse, Plan Sponsor, the Administrative Agent, the Creditors, and all current and former direct and indirect members, partners, subsidiaries, affiliates, funds, managers, managing members, officers, directors, employees, advisors, principals, attorneys, professionals, accountants, investment bankers, consultants, agents, and other representatives (including their respective members, partners, subsidiaries, affiliates, funds, managers, managing members, officers, directors, employees, advisors, principals, attorneys, professionals, accountants, investment bankers, consultants, agents, and other representatives) by GateHouse, Plan Sponsor and the Creditors from any claims or causes of action related to or arising out of GateHouse, the Outstanding Debt or the Restructuring on or prior to the Effective Date, except for any claims and causes of action for fraud, gross negligence or willful misconduct.

Conditions Precedent to Closing

The occurrence of the Effective Date shall be subject to the satisfaction (unless waived by GateHouse) of conditions precedent customary for transactions of this type and the satisfaction of such other conditions precedent agreed upon by the lenders, Plan Sponsor and GateHouse, including but not limited to, the following:
  Each of the conditions precedent set forth in the Plan having been satisfied or waived;
  Entry of an order confirming the Plan in form and substance satisfactory to the Plan Sponsor; and
  The confirmation order has (a) not been reversed, stayed, modified, or amended, and (b) the time to appeal or seek certiorari has expired and (i) no appeal or petition for certiorari has been timely taken, or (ii) any appeal or petition for certiorari has been fully resolved, denied, resulted in no modification, or has otherwise been dismissed with prejudice.

Investment Commitment Letter

On September 4, 2013 the Plan Sponsor and the Company entered into an investment commitment letter in connection with the restructuring, described above, under which Plan Sponsor has agreed to purchase the Cash Out Offer claims, described above. The investment commitment letter provides that, on account of the claims purchased in the Cash Out Offer on the Effective Date of the Plan, Plan Sponsor will receive its pro rata share of (a) New Media Common Stock and (b) Net Proceeds, if any, net of transaction expenses associated with transactions under The Plan.

 Discontinued Operations

In May 2013, the Company disposed of a non wholly owned subsidiary in Chicago, Illinois. As a result, the asset, liability and noncontrolling interest carrying amounts of this subsidiary were derecognized. A loss of $1,146 was recognized in discontinued operations and no noncontrolling interest amounts remain after this disposal.

The net revenues during the years ended December 30, 2012, January 1, 2012 and December 31, 2010 for the aforementioned discontinued operation and previously discontinued operations $8,722, $11,123 and $13,941, respectively. Loss, net of income taxes of $0, during the years ended December 30, 2012, January 1, 2012 and December 31, 2010 for the aforementioned discontinued operation and previously discontinued operations was $2,340, $699 and $542, respectively. The loss from discontinued operations attributable to noncontrolling interest during the years ended December 30, 2012, January 1, 2012 and December 31, 2010 was $536, $579 and $596, respectively. The accompanying consolidated financial statements have been recast to reflect the results of the discontinued operations for all periods presented.

Amendment to the 2007 Credit Facility

On September 4, 2013, the Company executed an amendment to its 2007 Credit Facility effective September 3, 2013.  Among other matters, the amendment revised certain terms and conditions of the 2007 Credit Facility, including the removal of an event of default related to the Company taking any action in furtherance of, or indicating its consent to or approval of a bankruptcy or similar filing, while still maintaining as an event of default the filing by the Company of a proceeding under Chapter 11 of the Bankruptcy Code. The amendment also eliminated the requirement that the Company's annual audited financial statements include an auditors' report without a going concern uncertainty or like modification.

On September 20, 2013, the Company delivered notice to lenders under the 2007 Credit Facility terminating the Revolving Credit Facility of the 2007 Credit Facility effective September 27, 2013.

Going Concern Considerations

The accompanying consolidated financial statements have been prepared on a going concern basis, which assumes continuity of operations, realization of assets and liquidation of liabilities in the ordinary course of business. As discussed in Note 1 (c), the Company has experienced declining same stores revenue and profitability over the past several years, has incurred significant recurring losses from continuing operations and has a net capital deficiency. Further, the RSA described above, requires the Company to file a voluntary petition seeking to reorganize under Chapter 11 of the Bankruptcy Code, upon the satisfaction of certain conditions, which would constitute an event of default under the terms of the Company's 2007 Credit Facility.  The ability of the Company, both during and after the Chapter 11 bankruptcy proceedings, to continue as a going concern is contingent upon, among other things; (i) the ability of the Company to generate cash from operations and to maintain adequate cash on hand; (ii) the resolution of the uncertainty as to the amount of claims that will be allowed; (iii) the ability of the Company to confirm its reorganization plan in the Chapter 11 proceedings and obtain any financing which may be required to emerge from bankruptcy protection; and (iv) the Company's ability to achieve profitability. There can be no assurance that the Company will be able to successfully achieve these objectives in order to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments that might result should the Company be unable to continue as a going concern.

Subsequent Events (Unaudited)	12 Months Ended
Dec. 30, 2012
Subsequent Events [Abstract]
Subsequent Events (Unaudited)
(22) Subsequent Events (Unaudited)

Management Agreement

On August 27, 2013, the Company entered into a management agreement (the “Local Media Management Agreement”) with Local Media Parent. Under the terms of the Local Media Management Agreement, the Company will manage the operations of Local Media.  In return, the Company will receive compensation including an annual fee of $1,100, which may be adjusted to an amount not to exceed $1,210 based on a formula defined in the Local Media Management Agreement. In addition, the Company will be eligible to earn an annual incentive pay out equal to 12.5% of the EBITDA of Local Media in excess of budget.  Although Local Media Parent owns 100% of the equity of Local Media, GateHouse manages the daily operations of Local Media.  The Company has determined that the Local Media Management Agreement results in Local Media being a variable interest entity as the Company has the power to direct the activities that most significantly affect the economic performance of the entity. As a result, GateHouse expects that it will be the primary beneficiary and therefore expects to consolidate Local Media's financial position and results of operations. Local Media had revenues of $158,559 and pre-tax loss of $27,907 for the twelve months ended June 30, 2013 and total assets of $127,436 at June 30, 2013.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation
(b) Basis of Presentation: GateHouse was formed in 1997 for purposes of acquiring 166 daily and weekly newspapers. GateHouse is a holding company for its wholly owned subsidiary, GateHouse Media Operating, Inc. (“Operating Company”). The consolidated financial statements include the accounts of GateHouse and Operating Company and its consolidated subsidiaries (the “Company”). All significant intercompany accounts and transactions have been eliminated.

Use of Estimates
(d) Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fiscal Year
(e) Fiscal Year: Prior to 2011, the Company's fiscal year ended on December 31.  Effective January 1, 2011, the Company's fiscal year changed to a 52 week operating year ending on the Sunday closest to December 31.  For 2012 a portion of the business had 364 days of operations compared to 366 days in 2011. The 2012 fiscal year ended on December 30, 2012.  The year ended January 1, 2012 encompassed a 53-week period for approximately 60% of the Company.

Accounts Receivable
(f) Accounts Receivable: Accounts receivable are stated at amounts due from customers, net of an allowance for doubtful accounts. The Company's allowance for doubtful accounts is based upon several factors including the length of time the receivables are past due, historical payment trends and current economic factors. The Company generally does not require collateral.

Inventory
(g) Inventory: Inventory consists principally of newsprint, which is valued at the lower of cost or market. Cost is determined using the first-in, first-out (“FIFO”) method.  In 2011 and 2012 the Company purchased approximately 75% of its newsprint from one vendor.  In 2013 the Company expects to purchase approximately 95% of newsprint from the same vendor.

Property, Plant, and Equipment
(h) Property, Plant, and Equipment: Property, plant, and equipment is recorded at cost. Routine maintenance and repairs are expensed as incurred.
Depreciation is calculated under the straight-line method over the estimated useful lives, principally 25 years for buildings and improvements, 3 to 10 years for machinery and equipment, and 3 to 10 years for furniture, fixtures, and computer software. Leasehold improvements are amortized under the straight-line method over the shorter of the lease term or estimated useful life of the asset.

Goodwill and Intangible Assets
(i) Goodwill and Intangible Assets: Intangible assets consist of advertiser, subscriber and customer relationships, mastheads, non-compete agreements with former owners of acquired newspapers, trade names and publication rights. The excess of acquisition costs over the estimated fair value of tangible and identifiable intangible net assets acquired is recorded as goodwill.
Goodwill and mastheads are not amortized pursuant to the Financial Accounting Standards Board (“FASB”) Accounting Standard Update (ASU) Topic 350 “Intangibles - Goodwill and Other” (“ASC 350”). Mastheads are not amortized because it has been determined that the useful lives of such mastheads are indefinite.
In accordance with ASC 350, goodwill and intangible assets with indefinite lives are tested for impairment annually or when events indicate that an impairment could exist which may include an economic downturn in a market, a change in the assessment of future operations or a decline in the Company's stock price. The Company performs an annual impairment assessment on the last day of its fiscal second quarter. As required by ASC 350, the Company performs its impairment analysis on each of its reporting units. The reporting units have discrete financial information which are regularly reviewed by management. The fair value of the applicable reporting unit is compared to its carrying value. Calculating the fair value of a reporting unit requires significant estimates and assumptions by the Company. The Company estimates fair value by applying third-party market value indicators to projected cash flows and/or projected earnings before interest, taxes, depreciation, and amortization. In applying this methodology, the Company relies on a number of factors, including current operating results and cash flows, expected future operating results and cash flows, future business plans, and market data. If the carrying value of the reporting unit exceeds the estimate of fair value, the Company calculates the impairment as the excess of the carrying value of goodwill over its implied fair value.
During the first quarter of 2012, the Company reorganized its management structure to align with its publication types.  The fair value of goodwill was allocated to each of the new reporting units: Small Community Newspapers, Large Daily Newspapers and Metro Newspapers.  The Company determined that impairment indicators were present for the Metro Newspaper reporting unit, which had a goodwill balance of $216.  As of April 1, 2012 the Company performed a Step 1 analysis for this reporting unit and determined that its carrying value exceeded fair value.  As a result of the Step 2 analysis, the entire $216 of goodwill was impaired and this amount was subsequently reclassified to discontinued operations, see Note 19.  The fair value of this reporting unit for impairment testing purposes was estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believes were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of this reporting unit. The Company performed further analysis of this reporting unit's intangible and long-lived assets and determined that impairments of these assets were not present.
Due to an operational management change in the fourth quarter of 2011, certain properties having a goodwill balance of $385 were transferred to a reporting unit that previously did not have a goodwill balance.  The Company performed an impairment assessment for this reporting unit and as a result an impairment charge related to goodwill of $385 was recorded as of January 1, 2012.  The Company performed further analysis of this reporting unit's intangible assets and determined that additional impairments were not present as of year-end.  A review of impairment indicators was performed for the Company's other reporting units and it was determined that financial results and forecast had not changed materially since the June 26, 2011 impairment test and it was determined that no indicators of impairment were present.
Refer to Note 5 for additional information on the impairment testing of goodwill and indefinite lived intangible assets.

The Company accounts for long-lived assets in accordance with the provisions of FASB ASC Topic 360, “Property, Plant and Equipment” (“ASC 360”). The Company assesses the recoverability of its long-lived assets, including property, plant, and equipment and definite lived intangible assets, whenever events or changes in business circumstances indicate the carrying amount of the assets, or related group of assets, may not be fully recoverable. Impairment indicators include significant under performance relative to historical or projected future operating losses, significant changes in the manner of use of the acquired assets or the strategy for the Company's overall business, and significant negative industry or economic trends. The assessment of recoverability is based on management's estimates. If the carrying value of the assets exceeds the undiscounted cash flows, the asset would be deemed to be impaired. Impairment would be measured as the difference between the fair value of the asset and its carrying value.

Revenue Recognition
(j) Revenue Recognition: Circulation revenue from subscribers is billed to customers at the beginning of the subscription period and is recognized on a straight-line basis over the term of the related subscription. Circulation revenue from single copy sales is recognized at the time of sale. Advertising revenue is recognized upon publication of the advertisement. Revenue for commercial printing is recognized upon delivery. Directory revenue is recognized on a straight-line basis over the period in which the corresponding directory is distributed.

Income Taxes
(k) Income Taxes: Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company has determined that more likely than not its existing deferred tax assets will not be realized, and accordingly has provided a valuation allowance. Any changes in the scheduled reversals of deferred taxes may require an additional valuation allowance against the remaining deferred tax assets. Any increase or decrease in the valuation allowance could result in an increase or decrease in income tax expense in the period of adjustment.

The Company accounts for uncertain tax positions under the provisions of FASB ASC Topic 740 “Income Taxes”. The Company does not anticipate significant increases or decreases in our uncertain tax positions within the next twelve months. The Company recognizes penalties and interest relating to uncertain tax positions in tax expense.

Fair Value of Financial Instruments
(l) Fair Value of Financial Instruments: The carrying value of the Company's cash equivalents, accounts receivable, accounts payable, and accrued expenses approximate fair value due to the short maturity of these instruments.  An estimate of the fair value of the Company's debt is disclosed in Note 8.
The Company accounts for derivative instruments in accordance with FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”) and FASB ASC Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”). These standards require an entity to recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. Additionally, the fair value adjustments will affect either accumulated other comprehensive loss or net loss depending on whether the derivative instrument qualifies as an effective hedge for accounting purposes and, if so, the nature of the hedging activity.  The fair value of the Company's derivative financial instruments is disclosed in Note 9.

Cash Equivalents	(m) Cash Equivalents: Cash equivalents represent highly liquid certificates of deposit which have original maturities of three months or less.
Deferred Financing Costs
(n) Deferred Financing Costs: Deferred financing costs consist of costs incurred in connection with debt financings. Such costs are amortized on a straight-line basis over the estimated remaining term of the related debt.

Advertising
(o) Advertising: Advertising costs are expensed in the period incurred. The Company incurred total advertising expenses of $3,419, $2,620 and $3,549 during the years ended December 30, 2012, January 1, 2012 and December 31, 2010, respectively.

Earnings (Loss) Per Share
(p) Earnings (loss) per share: Basic earnings (loss) per share is computed as net income (loss) available to common stockholders divided by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur from common shares issued through common stock equivalents.

Share-based Employee Compensation
(q) Stock-based Employee Compensation: FASB ASC Topic 718, “Compensation - Stock Compensation” (“ASC 718”) requires that all share-based payments to employees, including grants of employee stock options, be recognized in the consolidated financial statements over the service period (generally the vesting period) based on fair values measured on grant dates.

Pension and Postretirement Liabilities
(r) Pension and Postretirement Liabilities: FASB ASC Topic 715, “Compensation - Retirement Benefits” (“ASC 715”) requires recognition of an asset or liability in the consolidated balance sheet reflecting the funded status of pension and other postretirement benefit plans such as retiree health and life, with current-year changes in the funded status recognized in accumulated other comprehensive loss. During the years ended December 30, 2012, January 1, 2012 and December 31, 2010 a total of $(2,647), $(2,797) and $(1,007) net of taxes of $0, $0 and $0, respectively, was recognized in other comprehensive loss (see Note 13).

Self-Insurance Liability Accruals
(s) Self-Insurance Liability Accruals: The Company maintains self-insured medical and workers' compensation programs. The Company purchases stop loss coverage from third parties which limits our exposure to large claims. The Company records a liability for healthcare and workers' compensation costs during the period in which they occur as well as an estimate of incurred but not reported claims.

Reclassifications	(t) Reclassifications: Certain amounts in the prior periods consolidated financial statements have been reclassified to conform to the current year presentation.
Recently Issued Accounting Pronouncements
(u) Recently Issued Accounting Pronouncements: In July 2012, the FASB Accounting Standard Update (ASU) 2012-02, “Intangibles- Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.”  The amendments in this update allow companies the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not the asset is impaired. The changes to the ASC as a result of this update are effective for annual and interim impairment test performed for fiscal years beginning after September 15, 2012.  The adoption of ASU No. 2012-02 will not have a material effect on the Company's Consolidated Financial Statements.
In February 2013, the FASB issued ASC Update No. 2013-02 “Comprehensive Income Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220)”, which amends ASC Topic 220. The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component.  In addition an entity is required to present either on the face of the Statement of Income or in the Notes to the Consolidated Financial Statements significant amounts reclassified out of AOCI and should be provided by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified in its entirety to net income in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures require under GAAP that provide additional detail about these amounts. The changes to the ASC as a result of this updated guidance are effective for annual and interim reporting periods beginning after December 15, 2012. The adoption of ASU No. 2013-02 will not have a material effect on the Company's Consolidated Financial Statements.

Share-Based Compensation (Tables)	12 Months Ended
Dec. 30, 2012
Share-Based Compensation [Abstract]
RSG Activity
RSG activity was as follows:

	Year Ended December 30, 2012		Year Ended January 1, 2012		Year Ended December 31, 2010
	Number of RSGs	Weighted-Average Grant Date Fair Value	Number of RSGs	Weighted-Average Grant Date Fair Value	Number of RSGs	Weighted-Average Grant Date Fair Value
Unvested at beginning of year	84,181	$3.67	299,560	$8.89	570,696	$10.01
Granted	—	—	—	—	—	—
Vested	(58,757)	2.65	(215,379)	10.93	(264,403)	11.29
Forfeited	—	—	—	—	(6,733)	9.75

Unvested at end of year	25,424	$6.04	84,181	$3.67	299,560	$8.89

Restructuring (Tables)	12 Months Ended
Dec. 30, 2012
Restructuring [Abstract]
Restructuring Program Activity
Information related to restructuring program activity during the years ended December 30, 2012 and January 1, 2012 is outlined below.

	Severance and Related Costs	Other Costs (1)	Total
Balance at December 31, 2010	$253	$1	$254
Restructuring provision included in Integration and Reorganization (2)	3,724	2,226	5,950
Cash payments	(3,077)	(1,801)	(4,878)

Balance at January 1, 2012	$900	$426	$1,326
Restructuring provision included in Integration and Reorganization (2)	3,610	800	4,410
Cash payments	(3,826)	(1,062)	(4,888)

Balance at December 30, 2012	$684	$164	$848

(1)	Other costs primarily included costs to consolidate operations.

(2)	Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the operations ceased.

Schedule of Restructuring Costs and Cash Paid
The following table summarizes the costs incurred and cash paid in connection with these restructuring programs for the years ended December 30, 2012 and January 1, 2012.

	Years Ended
	December 30, 2012	January 1, 2012
Severance and related costs (2)	$3,610	$3,724
Other costs (1) (2)	800	2,226
Cash payments	(4,888)	(4,878)
(1)	Other costs primarily included costs to consolidate operations.

(2)	Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the operations ceased.

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 30, 2012
Property, Plant, and Equipment [Abstract]
Schedule of Property, Plant, and Equipment
Property, plant, and equipment consisted of the following:

	December 30, 2012	January 1, 2012
Land	$19,384	$19,627
Buildings and improvements	84,028	86,786
Machinery and equipment	118,907	120,554
Furniture, fixtures, and computer software	20,673	20,225
Construction in progress and other non-depreciating assets	1,726	525

	244,718	247,717
Less: accumulated depreciation and amortization	(128,208)	(116,780)

Total	$116,510	$130,937

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 30, 2012
Goodwill and Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets
Goodwill and intangible assets consisted of the following:

	December 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,839	$131
Advertiser relationships	278,543	145,878	132,665
Customer relationships	8,940	3,597	5,343
Subscriber relationships	82,280	39,226	43,054
Trade name	5,493	3,204	2,289
Publication rights	345	134	211

Total	$380,571	$196,878	$183,693

Nonamortized intangible assets:
Goodwill	$13,742
Mastheads	35,288

Total	$49,030

	January 1, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,479	$491
Advertiser relationships	286,478	134,228	152,250
Customer relationships	8,940	2,946	5,994
Subscriber relationships	83,158	34,908	48,250
Trade name	5,493	2,655	2,838
Publication rights	345	111	234

Total	$389,384	$179,327	$210,057

Nonamortized intangible assets:
Goodwill	$13,958
Mastheads	36,604

Total	$50,562

Intangible Assets Future Amortization Expense
Estimated future amortization expense as of January 1, 2012, is as follows:

For the years ending the Sunday closest to December 31:
2013	$23,323
2014	23,277
2015	23,243
2016	21,316
2017	20,242
Thereafter	72,292

Total	$183,693

Summary of the Change in Goodwill
The changes in the carrying amount of goodwill for the years ended December 30, 2012 and January 1, 2012 are as follows:

Gross balance at December 31, 2010	$886,843
Accumulated impairment losses	(872,500)

Net balance at December 31, 2010	$14,343

Goodwill impairment	(385)

Balance at January 1, 2012	$13,958

Gross balance at January 1, 2012	$886,843
Accumulated impairment losses	(872,885)

Net balance at January 1, 2012	$13,958

Goodwill impairment from divestitures (1)	(216)

Balance at December 30, 2012	$13,742

Gross balance at December 30, 2012	$886,843
Accumulated impairment losses	(873,101)

Net balance at December 30, 2012	$13,742

(1)	Goodwill impairment was initially recognized in continuing operations and was subsequently reclassified to discontinued operations expense at the time the operations were classified as held for sale.

Accrued Expenses (Tables)	12 Months Ended
Dec. 30, 2012
Accrued Expenses [Abstract]
Schedule of Accrued Expenses
Accrued expenses consisted of the following:

	December 30, 2012	January 1, 2012
Accrued payroll	$4,305	$3,790
Accrued bonus	2,219	4,465
Accrued vacation	959	1,396
Accrued insurance	6,903	6,488
Accrued newsprint	—	45
Accrued other	11,872	11,441

	$26,258	$27,625

Lease Commitments (Tables)	12 Months Ended
Dec. 30, 2012
Lease Commitments [Abstract]
Schedule of Lease Commitments
The future minimum lease payments related to the Company's non-cancelable operating lease commitments as of December 30, 2012 are as follows:

For the years ending the Sunday closest to December 31:
2013	$4,640
2014	4,616
2015	3,447
2016	2,523
2017	2,203
Thereafter	2,551

Total minimum lease payments	$19,980

Indebtedness (Tables)	12 Months Ended
Dec. 30, 2012
Indebtedness [Abstract]
Schedule of Principal Payments of Outstanding Debt	As of December 30, 2012, scheduled principal payments of outstanding debt are as follows:

2013	6,648
2014	1,167,450

$1,174,098
Less: Short-Term Debt	6,648

Long-Term Debt	$1,167,450

Derivative Instruments (Tables)	12 Months Ended
Dec. 30, 2012
Derivative Instruments [Abstract]
Schedule of Fair Values of Derivative Instruments

Fair Values of Derivative Instruments

Liability Derivatives
	December 30, 2012		January 1, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivative designed as hedging instruments under ASC 815
Interest rate swaps	Derivative Instruments	$ 45,724	Derivative Instruments	$ 51,576

Total derivatives		$ 45,724		$ 51,576

Schedule of The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)
The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)
for the Years Ended December 30, 2012, January 1, 2012 and December 31, 2010

Derivatives in ASC 815 Cash Flow Hedging Relationships	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		2012	2011	2010
Interest rate swaps	Gain (loss) on derivative instruments	$1,635	$913	$(8,277)

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)			Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)			Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	2012	2011	2010		2012	2011	2010		2012	2011	2010
Interest rate swaps	$5,832	$13,829	$(20,801)	Interest income/ (expense)	$(28,771)	$(29,560)	$(38,209)	Other income/ (expense)	$20	$85	$(167)

Income Taxes (Tables)	12 Months Ended
Dec. 30, 2012
Income Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)
Income tax expense (benefit) on loss from continuing operations for the periods shown below consisted of:

	Current	Deferred	Total
Year ended December 30, 2012:
U.S. Federal	$ 149	$ —	$ 149
State and local	(356)	—	(356)

	$ (207)	—	$ (207)

Year ended January 1, 2012:
U.S. Federal	$ (1,368)	$ —	$ (1,368)
State and local	(435)	—	(435)

	$ (1,803)	—	$ (1,803)

Year ended December 31, 2010:
U.S. Federal	$ —	$ —	$ —
State and local	(155)	—	(155)

	$ (155)	—	$ (155)

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense (benefit) differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income (loss) from continuing operations before income taxes as a result of the following:

	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended December 31, 2010
Computed “expected” tax benefit	$(9,303)	$(8,171)	$(8,755)
Increase (decrease) in income tax benefit resulting from:
State and local income taxes, net of federal benefit	20	(367)	—
Nondeductible meals, entertainment, and other expenses	393	358	82
Return to provision adjustment	288	6	(60)
Impairment of Non-Deductible Goodwill	—	51	—
Change in valuation allowance	8,462	6,183	7,755
Increase (decrease) to provision for unrecognized tax benefits	(356)	120	(155)
Preferred stock dividend	—	—	899
Other	289	17	79

	$(207)	$(1,803)	$(155)

Schedule of Deferred Tax Assets
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets as of December 30, 2012 and January 1, 2012 are presented below:

December 30, 2012		January 1, 2012
Current deferred tax assets:
Accounts receivable, principally due to allowance for doubtful accounts	$ 962	$ 1,165
Accrued expenses	12,077	12,976
Inventory capitalization	2,356	2,356

Gross current deferred tax assets	15,395	16,497
Less valuation allowance	(15,395)	(16,497)

Net current deferred tax assets	—	—

Non-current deferred tax assets:
Derivative instruments	17,870	20,219
Pension and other postretirement benefit obligation	8,922	7,489
Long-lived and intangible assets, principally due to differences in depreciation and amortization	160,131	183,794
Net operating losses	242,272	204,955

Gross non-current deferred tax assets	429,195	416,457
Less valuation allowance	(429,195)	(416,457)

Net non-current deferred tax assets	—	—

Schedule of Uncertain Tax Positions Reconciliation
 A reconciliation of the beginning and ending amount of uncertain tax positions for the years ended December 30, 2012 and January 1, 2012 are as follows:

Balance as of January 1, 2011	$4,913
Increases based on tax positions prior to 2011	120

Uncertain tax positions as of January 1, 2012	$5,033
Decreases based on tax positions prior to 2012	(399)
Increases based on tax positions prior to 2012	43

Uncertain tax positions as of December 30, 2012	$4,677

Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 30, 2012
Earnings (Loss) Per Share [Abstract]
Schedule of Earnings (Loss) Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted earnings (loss) per share (“EPS”):

	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended December 31, 2010
Numerator for earnings per share calculation:
Loss from continuing operations	$ (27,463)	$ (20,950)	$ (25,502)
Loss from discontinued operations, net of income taxes	(2,340)	(699)	(542)

Net loss	$ (29,803)	$ (21,649)	$ (26,044)
Denominator for earnings per share calculation:
Basic weighted average shares outstanding	58,041,907	57,949,815	57,723,353
Dilutive securities, including restricted share grants	—	—	—

Diluted weighted average shares outstanding	58,041,907	57,949,815	57,723,353
Loss per share—basic and diluted:
Loss from continuing operations	$ (0.47)	$ (0.36)	$ (0.44)
Income (loss) from discontinued operations, net of taxes	(0.04)	(0.01)	(0.01)

Net loss	$ (0.51)	$ (0.37)	$ (0.45)

Pension and Postretirement Benefits (Tables)	12 Months Ended
Dec. 30, 2012
Pension and Postretirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations and Amounts Recognized in Other Comprehensive Income (Loss)
The following provides information on the pension plan and postretirement medical and life insurance plan as of December 30, 2012 and January 1, 2012, for the years ended December 30, 2012 and January 1, 2012.

	Pension	Postretirement	Pension	Postretirement
	Year Ended December 30, 2012	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended January 1, 2012
Change in projected benefit obligation:
Benefit obligation at beginning of period	$23,926	$6,461	$23,142	$6,413
Service cost	300	40	200	42
Interest cost	1,203	273	1,238	303
Actuarial loss	3,422	187	946	23
Benefits and expenses paid	(1,725)	(282)	(1,600)	(321)
Participant contributions	—	14	—	18
Employer implicit subsidy fulfilled	—	(27)	—	(17)

Projected benefit obligation at end of period	$27,126	$6,666	$23,926	$6,461

Change in plan assets:
Fair value of plan assets at beginning of period	$16,498	$—	$17,101	$—
Actual return on plan assets	2,353	—	(372)	—
Employer contributions	1,115	268	1,369	303
Employer implicit subsidy contribution	—	27	—	17
Participant contributions	—	14	—	18
Employer implicit subsidy fulfilled	—	(27)	—	(17)
Benefits paid	(1,402)	(282)	(1,295)	(321)
Expenses paid	(323)	—	(305)	—

Fair value of plan assets at end of period	$18,241	$—	$16,498	$—

Reconciliation of funded status:
Benefit obligation at end of period	$(27,126)	$(6,666)	$(23,926)	$(6,461)
Fair value of assets at end of period	18,241	—	16,498	—
Funded status	(8,885)	(6,666)	(7,428)	(6,461)
Unrecognized prior service cost	—	(1,525)	—	(2,155)
Unrecognized actuarial (gain) loss	8,294	220	6,289	206

Net accrued benefit cost	$(591)	$(7,971)	$(1,139)	$(8,410)

Balance sheet presentation:
Accrued liabilities	$—	$423	$—	$393
Pension and other postretirement benefit obligations	8,885	6,243	7,428	6,068
Accumulated other comprehensive income	(8,294)	1,305	(6,289)	1,949

Net accrued benefit cost	$591	$7,971	$1,139	$8,410

Components of net periodic benefit cost:
Service cost	$300	$40	$200	$42
Interest cost	1,203	273	1,238	303
Expected return on plan assets	(1,275)	—	(1,324)	—
Amortization of prior service cost	—	(457)	—	(457)
Amortization of unrecognized (gain) loss	382	—	82	—

Net periodic benefit cost	$610	$(144)	$196	$(112)

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss	$2,343	$187	$2,640	$23
Amortization of net actuarial loss	(383)	—	(83)	—
Amortization of prior service credit	—	457	—	457
Other adjustment	43	—	(240)	—

Total recognized in other comprehensive income	$2,003	$644	$2,317	$480

Comparison of obligations to plan assets:
Projected benefit obligation	$27,126	$6,666	$23,926	$6,461
Accumulated benefit obligation	27,126	6,666	23,926	6,461
Fair value of plan assets	18,241	—	16,498	—

Schedule of Assumptions Used
The following assumptions were used in connection with the Company's actuarial valuation of its defined benefit pension and postretirement plans:

	Pension	Postretirement	Pension	Postretirement
	Year Ended December 30, 2012	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended January 1, 2012
Weighted average discount rate	4.1%	3.6%	5.1%	4.4%
Rate of increase in future compensation levels	—	—	—	—
Expected return on assets	7.75%	—	7.75%	—
Current year trend	—	7.7%	—	8.1%
Ultimate year trend	—	4.8%	—	4.8%
Year of ultimate trend	—	2022	—	2021

The following assumptions were used to calculate the net periodic benefit cost for the Company's defined benefit pension and post retirement plans:

	Pension	Postretirement	Pension	Postretirement
	Year Ended December 30, 2012	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended January 1, 2012
Weighted average discount rate	5.1%	4.4%	5.7%	5.3%
Rate of increase in future compensation levels	—	—	—	—
Expected return on assets	7.75%	—	7.75%	—
Current year trend	—	8.1%	—	8.5%
Ultimate year trend	—	4.8%	—	4.8%
Year of ultimate trend	—	2022	—	2021

Schedule of Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates

Postretirement
Year Ended December 30, 2012
Effect of 1% increase in health care cost trend rates
APBO	$7,092
Dollar change	$426
Percent change	6.4%
Effect of 1% decrease in health care cost trend rates
APBO	$6,308
Dollar change	$(358)
Percent change	(5.4)%

Schedule of Allocation of Plan Assets
The pension plan's assets by asset category are as follows:

	December 30, 2012		January 1, 2012
	Dollar	Percent	Dollar	Percent
Equity mutual funds	$12,299	67%	$10,105	61%
Fixed income mutual funds	5,320	29%	5,353	33%
Cash and cash equivalents	575	3%	346	2%
Other	47	1%	694	4%

Total	$18,241	100%	$16,498	100%

Schedule of Expected Benefit Payments
The following benefit payments, which reflect expected future services, as appropriate, are expected to be paid as follows:

	Pension	Postretirement
2013	$1,451	$430
2014	1,451	428
2015	1,498	433
2016	1,528	428
2017	1,536	393
2018-2022	7,942	1,743
Employer contribution expected to be paid during the year ending December 31, 2013	$1,147	$430

Schedule of Multiemployer Plans
The Company makes all required contributions to these plans as determined under the respective CBAs. For each of the plans listed below, the Company's contribution represented less than 5% of total contributions to the plan.

Pension Plan Name	EIN Number/ Plan Number	Zone Status		FIP/RP Status Pending/ Implemented	Contributions (in thousands)			Surcharge Imposed	Expiration Dates of CBAs
		2012	2011		2012	2011	2010
CWA/ITU Negotiated Pension Plan	13-6212879/001	Red	Red	Implemented	$13	$9	$8	No	Under negotiation
GCIU—Employer Retirement Benefit Plan (a)(b)	91-6024903/001	Red	Red	Implemented	89	87	89	No	11/14/2014
The Newspaper Guild International Pension Plan (a)	52-1082662/001	Red	Red	Implemented	49	130	146	No	09/30/2014

Total					$151	$226	$243

(a)	This plan has elected to utilize special amortization provisions provided under the Preservation of Access to Care for Medicare Beneficiaries and Pension Relief Act of 2010.

(b)	During the fiscal year 2012 the Company accrued $1,185 related to this plan due to the discontinuance of press operations at its Suburban Chicago location.

Assets Held for Sale (Tables)	12 Months Ended
Dec. 30, 2012
Assets Held for Sale [Abstract]
Schedule of Assets Held for Sale
The following table summarizes the major classes of assets and liabilities held for sale at December 30, 2012 and January 1, 2012:

	December 30, 2012	January 1, 2012
Long-term assets held for sale:
Property, plant and equipment, net	$474	$934

Total long-term assets held for sale	$474	$934

Fair Value Measurement (Tables)	12 Months Ended
Dec. 30, 2012
Fair Value Measurement [Abstract]
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table provides information for the Company's major categories of financial assets and liabilities measured or disclosed at fair value on a recurring basis:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements	Valuation Technique
As of January 1, 2012
Assets
Cash and cash equivalents	$19,212	$—	$—	$19,212	Income
Restricted cash	6,167	—	—	6,167	Income
Liabilities
Derivatives (1)	$—	$—	$51,576	$51,576	Income
As of December 30, 2012
Assets
Cash and cash equivalents	$34,527	$—	$—	$34,527	Income
Restricted cash	6,467	—	—	6,467	Income
Liabilities
Derivatives (1)	$—	$—	$45,724	$45,724	Income
(1	)Derivative assets and liabilities include interest rate swaps which are measured using the Company's estimates of the assumptions a market participant would use in pricing the derivative. The fair value of the interest rate derivative is determined based on the upper notional band using cash flows discounted at the relevant market interest rates in effect at the period close and incorporates an assessment of the risk of non-performance by the interest rate derivative counterparty in valuing derivative assets and an evaluation of the Company's credit risk in valuing derivative liabilities.

Activity of Derivative Liabilities Measured at Fair Value Using Unobservale Inputs (Level 3)
The following tables reflect the activity of our derivative liabilities measured at fair value using significant unobservable inputs (Level 3) for year ended December 30, 2012:

Derivative Liabilities
Balance as of January 1, 2012	$51,576
Total (gains) losses, net:
Included in earnings	(20)
Included in other comprehensive income	(5,832)

Balance as of December 30, 2012	$45,724

Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 30, 2012
Quarterly Results (Unaudited) [Abstract]
Schedule of Quarterly Results (Unaudited)

	Quarter Ended April 1(a)	Quarter Ended July 1(a)	Quarter Ended September 30(a)	Quarter Ended December 30(a)
Year Ended December 30, 2012
Revenues	$117,211	$125,970	$119,980	$125,393
Operating income	936	11,644	6,881	10,332
Income (loss) before income taxes	(13,072)	(2,341)	(7,945)	(4,312)
Net income (loss)	(13,241)	(2,690)	(9,313)	(4,559)
Basic income (loss) per share	$(0.23)	$(0.05)	$(0.16)	$(0.08)
Diluted income (loss) per share	$(0.23)	$(0.05)	$(0.16)	$(0.08)

	Quarter Ended March 27(a)	Quarter Ended June 26(a)	Quarter Ended September 25(a)	Quarter Ended January 1(a)
Year Ended January 1, 2012
Revenues	$117,080	$131,842	$124,295	$141,453
Operating income (loss)	(2,625)	10,394	9,314	18,525
Income (loss) before income taxes	(17,121)	(4,454)	(4,865)	3,687
Net income (loss)	(17,968)	(4,876)	(4,978)	6,173
Basic income (loss) per share	$(0.31)	$(0.08)	$(0.09)	$0.11
Diluted income (loss) per share	$(0.31)	$(0.08)	$(0.09)	$0.11
(a)	Certain amounts differ from those previously reported on Forms 10-Q and 10-K due to the reclassification of discontinued operations as described in Note 19 to the consolidated Financial Statements.

Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 01, 2012	Jan. 01, 2012	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Description of Business, Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number of publications the Company owns and operates				406
Number of states the Company's publications are owned and operated in				21
Number of years published, more than				100
Number of daily and weekly publications the Company initially acquired				166
Weeks of operations in the year				52	53
Days of operations in the year				364	366
Percent of the Company on current fiscal year				60.00%
Percent of newsprint purchased, or expected to be purchased, from one vendor			95.00%	75.00%	75.00%
Goodwill, balance for a reporting unit	$ 216	$ 385
Goodwill impairment		385		0	385	0
Goodwill impairment, subsequently reclassed to discontinued operations	216			216	385	0
Advertising expense				3,419	2,620	3,549
Changes in funded status of pension and other postretirement liabilities recognized in other comprehensive loss				(2,647)	(2,797)	(1,007)
Income taxes for changes in funded status of pension and other postretirement liabilities recognized in other comprehensive loss				$ 0	$ 0	$ 0
Building and Improvements [Member]
Description of Business, Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life maximum (in years)				25
Machinery and Equipment [Member]
Description of Business, Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life minimum (in years)				3
Property, plant and equipment useful life maximum (in years)				10
Furniture, Fixtures, and Computer Software [Member]
Description of Business, Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life minimum (in years)				3
Property, plant and equipment useful life maximum (in years)				10

Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2006	Sep. 30, 2006	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Share-Based Compensation Costs [Abstract]
Share-based compensation cost			$ 95	$ 462	$ 1,715
Share-based compensation cost, unrecognized, related to non-vested rewards			$ 23
Share-based compensation cost, unrecognized, related to non-vested rewards, weighted average period of recognition in years			0.3
Restricted Share Grants [Abstract]
Restricted share grants granted in the period	268,680	792,500				100,000	266,795	198,846
Restricted share grants granted in the period, granted and forfeited							42,535	105,453
Unvested RSGs			25,424	84,181	299,560	570,696
Unvested RSGs, weighted average grant date fair value			$ 6.04	$ 3.67	$ 8.89	$ 10.01
Aggregate intrinsic value, unvested RSGs			$ 2
Aggregate fair value, vested RSGs			$ 4
Number of RSGs
Unvested, beginning balance			84,181	299,560	570,696
Vested			(58,757)	(215,379)	(264,403)
Forfeited			0	0	(6,733)
Unvested, ending balance			25,424	84,181	299,560	570,696
Weighted-Average Grant Date Fair Value
Unvested, beginning balance			$ 3.67	$ 8.89	$ 10.01
Vested			$ 2.65	$ 10.93	$ 11.29
Forfeited			$ 0	$ 0	$ 9.75
Unvested, ending balance			$ 6.04	$ 3.67	$ 8.89	$ 10.01
Valuation of Equity Securities Issued as Compensation [Abstract]
Common stock fair value at IPO			$ 15.01

Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 26, 2011	Dec. 30, 2012	Jan. 01, 2012
Restructuring Costs and Cash Paid [Abstract]
Severance and related costs		$ 3,610	$ 3,724
Other costs		800	2,226
Cash payments		(4,888)	(4,878)
Impairment charge related to consolidation of print operations	1,696
Restructuring reserve [RollForward]
Balance at beginning of period		1,326	254
Restructuring provision included in Integration and Reorganization		4,410	5,950
Cash payments		(4,888)	(4,878)
Balance at end of period		848	1,326
Severance and Related Costs [Member]
Restructuring Costs and Cash Paid [Abstract]
Cash payments		(3,826)	(3,077)
Restructuring reserve [RollForward]
Balance at beginning of period		900	253
Restructuring provision included in Integration and Reorganization		3,610	3,724
Cash payments		(3,826)	(3,077)
Balance at end of period		684	900
Other Costs [Member]
Restructuring Costs and Cash Paid [Abstract]
Cash payments		(1,062)	(1,801)
Restructuring reserve [RollForward]
Balance at beginning of period		426	1
Restructuring provision included in Integration and Reorganization		800	2,226
Cash payments		(1,062)	(1,801)
Balance at end of period		$ 164	$ 426

Property, Plant, and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Disclosure Property, Plant, and Equipment [Abstract]
Land	$ 19,384	$ 19,627
Buildings and improvements	84,028	86,786
Machinery and equipment	118,907	120,554
Furniture, fixtures, and computer software	20,673	20,225
Construction in progress and other non-depreciating assets	1,726	525
Property, plant, and equipment, gross	244,718	247,717
Less: accumulated depreciation and amortization	(128,208)	(116,780)
Property, plant and equipment, total	116,510	130,937
Depreciation [Abstract]
Depreciation expense	$ 16,435	$ 18,669	$ 21,099

Goodwill and Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	$ 380,571	$ 389,384
Accumulated Amortization	196,878	179,327
Net Carrying Amount	183,693	210,057
Goodwill [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	13,742	13,958
Mastheads [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	35,288	36,604
Noncompete Agreements [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	4,970	4,970
Accumulated Amortization	4,839	4,479
Net Carrying Amount	131	491
Advertiser Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	278,543	286,478
Accumulated Amortization	145,878	134,228
Net Carrying Amount	132,665	152,250
Customer Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	8,940	8,940
Accumulated Amortization	3,597	2,946
Net Carrying Amount	5,343	5,994
Subscriber Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	82,280	83,158
Accumulated Amortization	39,226	34,908
Net Carrying Amount	43,054	48,250
Trade Names [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	5,493	5,493
Accumulated Amortization	3,204	2,655
Net Carrying Amount	2,289	2,838
Publication Rights [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	345	345
Accumulated Amortization	134	111
Net Carrying Amount	$ 211	$ 234

Goodwill and Intangible Assets, Change in the Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jan. 01, 2012	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Goodwill [Roll Forward]
Gross balance, beginning balance		$ 886,843	$ 886,843
Accumulated impairment losses, beginning balance		872,885	872,500
Balance, beginning balance		13,958	14,343
Goodwill impairment	(385)	0	(385)	0
Goodwill impairment from divestitures		(216)
Balance, ending balance	13,958	13,742	13,958	14,343
Gross balance, ending balance	886,843	886,843	886,843	886,843
Accumulated impairment losses, ending balance	$ 872,885	$ 873,101	$ 872,885	$ 872,500

Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 01, 2012	Jan. 01, 2012	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Goodwill and Intangible Assets [Line Items]
Amortization expense, intangible assets			$ 23,598	$ 23,914	$ 24,037
Goodwill tax deductible amount		606,013	606,013	606,013
Goodwill, balance for a reporting unit	216	385
Goodwill impairment		385	0	385	0
Goodwill impairment, subsequently reclassed to discontinued operations	216		216	385	0
Estimated Future Amortization Expense [Abstract]
2013			23,323
2014			23,277
2015			23,243
2016			21,316
2017			20,242
Thereafter			72,292
Total			$ 183,693
Noncompete Agreements [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			4.4
Advertiser Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			16.7
Customer Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			13.8
Subscriber Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			17.2
Trade Names [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			10
Publication Rights [Member]
Goodwill and Intangible Assets [Line Items]
Weighted average amortization period (in years)			15

Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Disclosure Accrued Expenses [Abstract]
Accrued payroll	$ 4,305	$ 3,790
Accrued bonus	2,219	4,465
Accrued vacation	959	1,396
Accrued insurance	6,903	6,488
Accrued newsprint	0	45
Accrued other	11,872	11,441
Total accrued expenses	$ 26,258	$ 27,625

Lease Commitments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Operating Leases, Future Minimum Payments Due [Abstract]
2013	$ 4,640
2014	4,616
2015	3,447
2016	2,523
2017	2,203
Thereafter	2,551
Total minimum lease payments	19,980
Operating Lease Rent Expense [Abstract]
Operating lease rent expense	$ 5,009	$ 5,382	$ 5,297

Indebtedness (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended												12 Months Ended										12 Months Ended								12 Months Ended							12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010	Mar. 07, 2013	Jun. 30, 2013 Term Loan Facility [Member]	Dec. 30, 2012 Term Loan Facility [Member]	Jun. 30, 2013 Delayed Term Loan Facility [Member]	Dec. 30, 2012 Delayed Term Loan Facility [Member]	Jun. 30, 2013 Incremental Term Loan Facility [Member]	Dec. 30, 2012 Incremental Term Loan Facility [Member]	Jun. 30, 2013 Revolving Credit Facility [Member]	Dec. 30, 2012 Revolving Credit Facility [Member]	Dec. 30, 2012 Credit Facility 2007 [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Margin Range High [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Margin Range Low [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Convertible Common Stock [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Nonvoting Common Stock [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Term Loan Facility [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Delayed Term Loan Facility [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Revolving Credit Facility [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Letter Of Credit [Member]	Dec. 30, 2012 Credit Facility 2007 [Member] Swingline Facility [Member]	Dec. 30, 2012 First Amendment 2007 Credit Facility [Member]	Dec. 30, 2012 First Amendment 2007 Credit Facility [Member] Term Loan Facility [Member]	Dec. 30, 2012 First Amendment 2007 Credit Facility [Member] Incremental Term Loan Facility [Member]	Dec. 30, 2012 First Amendment 2007 Credit Facility [Member] Revolving Credit Facility [Member]	Dec. 30, 2012 Second Amendment 2007 Credit Facility [Member]	Dec. 30, 2012 Second Amendment 2007 Credit Facility [Member] Revolving Credit Facility [Member]	Dec. 30, 2012 Second Amendment 2007 Credit Facility [Member] Letter Of Credit [Member]	Dec. 30, 2012 Second Amendment 2007 Credit Facility [Member] Swingline Facility [Member]	Dec. 29, 2013 Credit Facility 2007 As Amended [Member]	Dec. 30, 2012 Credit Facility 2007 As Amended [Member]	Jan. 01, 2012 Credit Facility 2007 As Amended [Member]	Dec. 30, 2012 Credit Facility 2007 As Amended [Member] Term Loan Facility [Member]	Dec. 30, 2012 Credit Facility 2007 As Amended [Member] Delayed Term Loan Facility [Member]	Dec. 30, 2012 Credit Facility 2007 As Amended [Member] Incremental Term Loan Facility [Member]	Dec. 30, 2012 2008 Bridge Facility [Member]	Dec. 30, 2012 Wells Fargo Bank [Member] First Amendment 2007 Credit Facility [Member]	Dec. 30, 2012 HoldCo [Member] Nonvoting Cumulative Preferred Stock [Member]	Dec. 30, 2012 HoldCo [Member] Credit Facility 2007 [Member]	Dec. 30, 2012 HoldCo [Member] Second Amendment 2007 Credit Facility [Member]	Dec. 30, 2012 Macomb [Member] Cumulative Preferred Stock [Member]
Credit Facility [Line Items]
Debt, principal amount																		$ 670,000	$ 250,000				$ 1,195,000		$ 275,000	$ 40,000		$ 20,000	$ 5,000	$ 5,000							$ 20,600
Maturity date																		Aug 28, 2014	Aug 28, 2014	Feb 28, 2014
Debt, principal amount available																				40,000	15,000	10,000
Percent of present and future first-tier foreign subsidiaries which secure the credit facility																65.00%	100.00%
LIBOR Rate Loans applicable margin rate													2.00%	2.00%	1.50%
Alternate Base Rate Loans applicable margin rate													1.00%	1.00%	0.50%
Commitment fee percent on undrawn commitments														0.50%	0.25%
Ticking fee rate																			0.50%
Excess Cash Flow rate																															50.00%	50.00%								50.00%
Total Leverage Ratio required to qualify for no prepayments based on Excess Cash Flow Rate, less than or equal to																																								600.00%
Total Leverage Ratio reduced to this with asset disposition proceeds in excess of specified amounts for prepayment of borrowings under term loan facility, less than or equal to																																								625.00%
Percent that net cash proceeds exceeds repay of credit facility																																								50.00%
Total Leverage Ratio reduced to this with proceeds of equity issuances for prepayment of borrowings under term loan facility, less than																																								600.00%
Percent of proceeds of debt issuances																																								100.00%
Total Leverage Ratio needed to qualify for no prepayments under the term loan facility based on the percent of proceeds of debt issuances, less than																																								600.00%
Total Leverage Ratio required to maintain at any time if an extension of credit is outstanding under the revolving credit facility, less than or equal to																																								650.00%
Pro forma Total Leverage Ratio required to maintain in order to incur indebtedness, less than																																								650.00%
Fixed Charge Coverage Ratio to permit Holdco to make restricted payments, equal to or greater than																																								100.00%
Amount of additional debt that is allowable under the incurrence test																																								1
Margin rate added to LIBOR based on credit rating																									2.00%
Margin rate added to LIBOR																								2.00%	2.25%
Margin rate added to federal funds effective rate																								0.50%	0.50%
Margin rate added to the greater of prime rate set by Wells Fargo Bank or margin rate plus federal funds effective rate																								1.00%														1.00%
Percentage points below highest margin rate																									0.50%
Prepayment premium rate																							1.00%	1.00%
Debt, principal amount available prior to amendment																												40,000	15,000	10,000
Senior Secured Incurrence Test Ratio needed to incur additional term debt, less than																																									400.00%
Deferred financing costs																											550
Unamortized deferred financing costs																											400
Expensed deferred financing costs																											550
Principal payments required	4,600	11,249	2,513																												6,648	4,600	11,249
Long-term debt	1,174,098			1,174,098	654,554	658,281	244,236	245,627	268,660	270,190	0	0																				1,174,098		658,281	245,627	270,190
Preferred stock, value																																							11,500			11,500
Preferred stock, rate																																							10.00%			10.00%
Preferred stock, repurchase price																																										14,144
Preferred stock, original purchase price																																										11,500
Cumulative preferred stock dividend																																										2,644
Debt Instruments [Abstract]
Long-term debt fair value	$ 715,000
Average yield to maturity low range	6.90%
Average yield to maturity high range	52.00%
Average yield to maturity	19.70%

Indebtedness, Outstanding Debt Payment Schedule (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 07, 2013	Dec. 30, 2012	Jan. 01, 2012
Debt Instrument [Line Items]
2013		$ 6,648
2014		1,167,450
Total outstanding debt	1,174,098	1,174,098
Less: Short-Term Debt		(6,648)	(4,600)
Long-Term Debt		$ 1,167,450	$ 1,176,638

Derivative Instruments - Fair Values of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010	Jun. 30, 2013
Derivative [Line Items]
Liability Derivatives	$ 45,724	$ 51,576		$ 31,053
Amount of gain or (loss) recognized in income on derivative	1,635	913	(8,277)
Interest Rate Swaps [Member] | Derivatives in ASC 815 Cash Flow Hedging Relationships [Member]
Derivative [Line Items]
Amount of gain or (loss) recognized in other comprehensive income ("OCI") on derivative (effective portion)	5,832	13,829	(20,801)
Interest Rate Swaps [Member] | Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] | Gain (Loss) On Derivative Instruments [Member]
Derivative [Line Items]
Amount of gain or (loss) recognized in income on derivative	1,635	913	(8,277)
Interest Rate Swaps [Member] | Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] | Interest Income (Expense) [Member]
Derivative [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	(28,771)	(29,560)	(38,209)
Interest Rate Swaps [Member] | Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] | Other Income (Expense) [Member]
Derivative [Line Items]
Amount of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	20	85	(167)
Interest Rate Swaps [Member] | Derivative designed as hedging instruments under ASC 815 [Member] | Derivative Instruments [Member]
Derivative [Line Items]
Liability Derivatives	$ 45,724	$ 51,576

Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jan. 01, 2012	Dec. 30, 2012	Dec. 30, 2012 Interest Rate Swap 1 [Member] 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 1 [Member] 2007 Credit Facility [Member]	Dec. 30, 2012 Interest Rate Swap 1 [Member] First Amendment 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 1 [Member] First Amendment 2007 Credit Facility [Member]	Dec. 30, 2012 Interest Rate Swap 2 [Member] 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 2 [Member] 2007 Credit Facility [Member]	Dec. 30, 2012 Interest Rate Swap 2 [Member] First Amendment 2007 Credit Facility [Member]	Jun. 30, 2013 Interest Rate Swap 2 [Member] First Amendment 2007 Credit Facility [Member]
Derivative [Line Items]
Notional amount			$ 100,000	$ 100,000	$ 200,000	$ 200,000	$ 250,000	$ 250,000	$ 75,000	$ 75,000
Interest rate swap maturity date			2014-09		2014-09		2014-09		2014-09
Fixed interest rate			5.14%		5.08%		4.97%		4.94%
Change in fair value of derivative instruments			969		1,900		2,293		690
Amount of change in fair value of derivative instruments recognized in income			0		(20)		3		37
Amount of change in fair value of derivative instruments recognized through accumulated other comprehensive income			969		1,920		2,290		653
Reclass from derivative to pension	240
Aggregate amount of unrealized loss on derivative instruments recognized in other comprehensive loss	$ 50,017	$ 45,651

Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Current income tax expense (benefit):
U.S. Federal, current	$ 149	$ (1,368)	$ 0
State and local, current	(356)	(435)	(155)
Total current income tax expense (benefit)	(207)	(1,803)	(155)
Deferred income tax expense (benefit):
U.S. Federal, deferred	0	0	0
State and local, deferred	0	0	0
Total deferred income tax expense (benefit)	0	0	0
Total income tax expense (benefit):
U.S. Federal, total	149	(1,368)	0
State and local, total	(356)	(435)	(155)
Total income tax expense (benefit)	$ (207)	$ (1,803)	$ (155)

Income Taxes - Reconciliation of Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Effective Tax Rate Reconciliaton [Abstract]
Computed "expected" tax benefit	$ (9,303)	$ (8,171)	$ (8,755)
Increase (decrease) in income tax benefit resulting from:
State and local income taxes, net of federal benefit	20	(367)	0
Non-deductible expenses, tax effect	393	358	82
Return to provision adjustment	288	6	(60)
Impairment of Non-Deductible Goodwill	0	51	0
Change in valuation allowance	8,462	6,183	7,755
Increase (decrease) to provision for unrecognized tax benefits	(356)	120	(155)
Preferred stock dividend	0	0	899
Other	289	17	79
Income tax benefit	$ (207)	$ (1,803)	$ (155)

Income Taxes - Deferred Tax Assets and Reconciliation of Uncertain Tax Positions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Current deferred tax assets:
Accounts receivable, principally due to allowance for doubtful accounts	$ 962	$ 1,165
Accrued expenses	12,077	12,976
Inventory capitalization	2,356	2,356
Gross current deferred tax assets	15,395	16,497
Less valuation allowance	(15,395)	(16,497)
Net current deferred tax assets	0	0
Non-current deferred tax assets:
Derivative instruments	17,870	20,219
Pension and other postretirement benefit obligation	8,922	7,489
Long-lived and intangible assets, principally due to differences in depreciation and amortization	160,131	183,794
Net operating losses	242,272	204,955
Gross non-current deferred tax assets	429,195	416,457
Less valuation allowance	(429,195)	(416,457)
Net non-current deferred tax assets	0	0
Reconciliation of Uncertain Tax Positions [Roll Forward]
Uncertain tax positions, beginning balance	5,033	4,913
Decreases based on tax positions of prior years	(399)
Increases based on tax postions of prior years	43	120
Uncertain tax positions, ending balance	$ 4,677	$ 5,033

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Disclosure Income Taxes [Abstract]
U.S. federal income tax rate	34.00%
Income tax benefit	$ (207)	$ (1,803)	$ (155)
Net increase to the valuation allowance	11,636	2,707	10,980
Valuation Allowance Deferred Tax Asset Recognized In Income	11,795	6,551	5,617
Valuation Allowance Deferred Tax Asset Recognized In Accumulated Other Comprehensive Loss	513	3,844	5,363
Valuation Allowance Deferred Tax Asset Recognized In Discontinued Operations	(672)
Net operating loss carryforwards for Federal and state income tax purposes	632,120
Operating loss carryforwards expiration dates	2018 through 2031
Uncertain tax positions	$ 4,677	$ 5,033	$ 4,913

Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Numerator for earnings per share calculation:
Loss from continuing operations	$ (27,463)	$ (20,950)	$ (25,502)
Loss from discontinued operations, net of income taxes	$ (2,340)	$ (699)	$ (542)
Denominator for earnings per share calculation:
Basic weighted average shares outstanding	58,041,907	57,949,815	57,723,353
Dilutive securitites, including restricted share grants	0	0	0
Diluted weighted average shares outstanding	58,041,907	57,949,815	57,723,353
Loss per share - basic and diluted:
Loss from continuing operations	$ (0.47)	$ (0.36)	$ (0.44)
Loss from discontinued operations, net of income taxes	$ (0.04)	$ (0.01)	$ (0.01)
Net loss	$ (0.51)	$ (0.37)	$ (0.45)
Antidilutive Securities Excluded From Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share	25,424	84,181	299,560

Employee Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Publishers' Deferred Compensation Plan [Member]
Defined Contribution and Deferred Compensation Plans [Line Items]
Vesting period in years	15
Percent of accrued benefits that have vested	100.00%
Deferred compensation plan expense	$ 0	$ 0	$ 0
Executive Benefit Deferred Compensation Plan [Member]
Defined Contribution and Deferred Compensation Plans [Line Items]
Vesting period in years	5
Percent of accrued benefits that have vested	100.00%
Deferred compensation plan expense	0	0	0
Executive Deferral Deferred Compensation Plan [Member]
Defined Contribution and Deferred Compensation Plans [Line Items]
Percent of annual compensation that can be deferred	100.00%
Defined Plan, 401(k) [Member]
Defined Contribution and Deferred Compensation Plans [Line Items]
Maximum percent of employees eligible gross wages that can be contributed to the defined contribution plan	100.00%
The Company's minimum matching contribution percentage	50.00%
The Company's maximum matching contribution percentage	100.00%
Minimum employee contribution to the defined contribution which the Company will match	1.00%
Maximum employee contribution to the defined contribution which the Company will match	6.00%
Company's matching contribution expense	$ 1,033	$ 117	$ 102

Pension and Postretirement Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Pension [Member]
Change in projected benefit obligation [Roll Forward]
Benefit obligation at beginning of period	$ 23,926	$ 23,142
Service cost	300	200
Interest cost	1,203	1,238
Actuarial loss	3,422	946
Benefits and expenses paid	(1,725)	(1,600)
Participant contributions	0	0
Employer implicit subsidy fulfilled	0	0
Projected benefit obligation at end of period	27,126	23,926
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of period	16,498	17,101
Actual return on plan assets	2,353	(372)
Employer contributions	1,115	1,369
Employer implicit subsidy contribution	0	0
Participant contributions	0	0
Employer implicit subsidy fulfilled	0	0
Benefits paid	(1,402)	(1,295)
Expenses paid	(323)	(305)
Fair value of plan assets at end of period	18,241	16,498
Reconciliation of funded status [Abstract]
Benefit obligation at end of period	(27,126)	(23,926)
Fair value of assets at end of period	18,241	16,498
Funded status	(8,885)	(7,428)
Unrecognized prior service cost	0	0
Unrecognized actuarial (gain) loss	8,294	6,289
Net accrued benefit cost	(591)	(1,139)
Balance sheet presentation [Abstract]
Accrued liabilities	0	0
Pension and other postretirement benefit obligations	8,885	7,428
Accumulated other comprehensive income	(8,294)	(6,289)
Net accrued benefit cost	(591)	(1,139)
Components of net periodic benefit costs [Abstract]
Service cost	300	200
Interest cost	1,203	1,238
Expected return on plan assets	(1,275)	(1,324)
Amortization of prior service cost	0	0
Amortization of unrecognized (gain) loss	382	82
Net periodic benefit cost	610	196
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Net actuarial loss	2,343	2,640
Amortization of net actuarial loss	(383)	(83)
Amortization of prior service credit	0	0
Other adjustment	43	(240)
Total recognized in other comprehensive income	2,003	2,317
Comparison of obligations to plan assets [Abstract]
Projected benefit obligation	27,126	23,926
Accumulated benefit obligation	27,126	23,926
Fair value of plan assets	18,241	16,498
Postretirement [Member]
Change in projected benefit obligation [Roll Forward]
Benefit obligation at beginning of period	6,461	6,413
Service cost	40	42
Interest cost	273	303
Actuarial loss	187	23
Benefits and expenses paid	(282)	(321)
Participant contributions	14	18
Employer implicit subsidy fulfilled	(27)	(17)
Projected benefit obligation at end of period	6,666	6,461
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	268	303
Employer implicit subsidy contribution	27	17
Participant contributions	14	18
Employer implicit subsidy fulfilled	(27)	(17)
Benefits paid	(282)	(321)
Expenses paid	0	0
Fair value of plan assets at end of period	0	0
Reconciliation of funded status [Abstract]
Benefit obligation at end of period	(6,666)	(6,461)
Fair value of assets at end of period	0	0
Funded status	(6,666)	(6,461)
Unrecognized prior service cost	(1,525)	(2,155)
Unrecognized actuarial (gain) loss	220	206
Net accrued benefit cost	(7,971)	(8,410)
Balance sheet presentation [Abstract]
Accrued liabilities	423	393
Pension and other postretirement benefit obligations	6,243	6,068
Accumulated other comprehensive income	1,305	1,949
Net accrued benefit cost	(7,971)	(8,410)
Components of net periodic benefit costs [Abstract]
Service cost	40	42
Interest cost	273	303
Expected return on plan assets	0	0
Amortization of prior service cost	(457)	(457)
Amortization of unrecognized (gain) loss	0	0
Net periodic benefit cost	(144)	(112)
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Net actuarial loss	187	23
Amortization of net actuarial loss	0	0
Amortization of prior service credit	457	457
Other adjustment	0	0
Total recognized in other comprehensive income	644	480
Comparison of obligations to plan assets [Abstract]
Projected benefit obligation	6,666	6,461
Accumulated benefit obligation	6,666	6,461
Fair value of plan assets	$ 0	$ 0

Pension and Postretirement Benefits - Assumptions Used and Schedule of Estimated Future Benefit Payments(Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Pension [Member]
Assumptions used in connection with defined benefit plan [Abstract]
Weighted average discount rate	4.10%	5.10%
Rate of increase in future compensation levels	0.00%	0.00%
Expected return on assets	7.75%	7.75%
Current year trend	0.00%	0.00%
Ultimate year trend	0.00%	0.00%
Assumptions used to calculate the net periodic benefit cost [Abstract]
Weighted average discount rate	5.10%	5.70%
Rate of increase in future compensation levels	0.00%	0.00%
Expected return on assets	7.75%	7.75%
Current year trend	0.00%	0.00%
Ultimate year trend	0.00%	0.00%
Estimated future benefit payments [Abstract]
2013	$ 1,451
2014	1,451
2015	1,498
2016	1,528
2017	1,536
2018 - 2022	7,942
Employer contribution expected to be paid during the next fiscal year	1,147
Postretirement [Member]
Assumptions used in connection with defined benefit plan [Abstract]
Weighted average discount rate	3.60%	4.40%
Rate of increase in future compensation levels	0.00%	0.00%
Expected return on assets	0.00%	0.00%
Current year trend	7.70%	8.10%
Ultimate year trend	4.80%	4.80%
Year of ultimate trend	2022	2021
Assumptions used to calculate the net periodic benefit cost [Abstract]
Weighted average discount rate	4.40%	5.30%
Rate of increase in future compensation levels	0.00%	0.00%
Expected return on assets	0.00%	0.00%
Current year trend	7.70%	8.10%
Ultimate year trend	4.80%	4.80%
Year of ultimate trend	2022	2021
Estimated future benefit payments [Abstract]
2013	430
2014	428
2015	433
2016	428
2017	393
2018 - 2022	1,743
Employer contribution expected to be paid during the next fiscal year	$ 430

Pension and Postretirement Benefits - Effect of One Percentage Point Change in Health Care Cost Trend Rates (Detail) (Postretirement [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 30, 2012
Postretirement [Member]
Effect of 1% increase in health care cost trend rates [Abstract]
APBO	$ 7,092
Dollar change	426
Percent change	6.40%
Effect of 1% decrease in health care cost trend rates [Abstract]
APBO	6,308
Dollar change	$ (358)
Percent change	(5.40%)

Pension and Postretirement Benefits - Assets Allocation (Detail) (Pension [Member], USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Defined Benefit Plan Disclosure [Line Items]
Dollar	$ 18,241	$ 16,498
Percent	100.00%	100.00%
Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Dollar	12,299	10,105
Percent	67.00%	61.00%
Fixed Income Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Dollar	5,320	5,353
Percent	29.00%	33.00%
Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Dollar	575	346
Percent	3.00%	2.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Dollar	$ 47	$ 694
Percent	1.00%	4.00%

Pension and Postretirement Benefits - Multiemployer Plans (Detail) (Multiemployer Plans, Pension [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Multiemployer Plans [Line Items]
Contributions	$ 151	$ 226	$ 243
CWA/ITU Negotiated Pension Plan [Member]
Multiemployer Plans [Line Items]
EIN number	136212879
Plan number	001
Zone status	Red	Red
FIP/RP status, pending/implemented	Implemented
Contributions	13	9	8
Surcharge imposed	No
Expiration Dates of CBAs	Under negotiation
GCIU - Employer Retirement Benefit Plan [Member]
Multiemployer Plans [Line Items]
EIN number	916024903
Plan number	001
Zone status	Red	Red
FIP/RP status, pending/implemented	Implemented
Contributions	89	87	89
Surcharge imposed	No
Expiration Dates of CBAs	Nov 14, 2014
Multiemployer plans, accrued balance	1,185
The Newspaper Guild International Pension Plan [Member]
Multiemployer Plans [Line Items]
EIN number	521082662
Plan number	001
Zone status	Red	Red
FIP/RP status, pending/implemented	Implemented
Contributions	$ 49	$ 130	$ 146
Surcharge imposed	No
Expiration Dates of CBAs	Sep 30, 2014

Pension and Postretirement Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Aggregate net actuarial loss and prior service cost recognized in other comprehensive income	$ 6,991
Multiemployer plans period contributions, significance of contributions	false
Plans in red zone [Member]
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans funded status	Less than 65 percent
Plans in orange zone [Member]
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans funded status	Between 65 and less than 80 percent
Plans in green zone [Member]
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans funded status	At least 80 percent
Pension [Member] | Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations	70.00%
Pension [Member] | Fixed Income Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations	30.00%

Stock Compensation Plans (Detail) (USD $)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Disclosure Stock Compensation Plans [Abstract]
Number of shares authorized under the Stock Compensation Plan	2,000,000
Number of additional shares authorized each year under the Stock Compensation Plan	100,000
Maximum shares subject to stock options or stock appreciation rights	400,000
Maximum shares subject to restricted stock awards, deferred shares, unrestricted shares or other stock-based awards	400,000
Independent directors unrestricted share fair value at grant date	$ 15
RSG's outstanding under the Stock Compensation Plan	25,424	84,141

Assets Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Long-term assets held for sale [Abstract]
Property, plant and equipment, net	$ 474	$ 934
Total long-term assets held for sale	474	934
Long-Term Assets Held For Sale Impairment Charge [Abstract]
Impairment charge of property, plant and equipment classified as held for sale	$ 2,128	$ 355

Fair Value Measurement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 26, 2011	Dec. 30, 2012	Jan. 01, 2012	Jun. 30, 2013	Dec. 31, 2010	Dec. 31, 2009
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents		$ 34,527	$ 19,212		$ 8,753	$ 4,934
Restricted cash		6,467	6,167
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability Derivatives		45,724	51,576	31,053
Total gains (losses), net [Abstract]
Included in earnings		(20)
Included in other comprehensive income		(5,832)
Impairment charge of property, plant and equipment classified as held for sale		2,128	355
Impairment charge related to consolidation of print operations	1,696
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents		34,527	19,212
Restricted cash		6,467	6,167
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability Derivatives		$ 45,724	$ 51,576

Commitments and Contingencies (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Restricted Cash and Investments Current [Abstract]
Restricted cash - Collateral standby letters of credit in the name of the Companys insurers	$ 6,467	$ 6,167

Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Mar. 07, 2013
Related Party Transaction [Line Items]
2007 Credit Facility, outstanding debt balance	$ 1,174,098	$ 1,174,098
Beneficial Owner Registration Rights	Pursuant to the Investor Rights Agreement, the Company has granted FIF III, for so long as it or its permitted transferees beneficially own an amount of the Company?s common stock at least equal to 5% or more of the Company?s common stock issued and outstanding immediately after the consummation of its IPO (a ?Registrable Amount?), ?demand? registration rights that allow FIF III at any time to request that the Company register under the Securities Act of 1933, as amended, an amount equal to or greater than a Registrable Amount (as defined in the Investor Rights Agreement). FIF III is entitled to an aggregate of four demand registrations. The Company is not required to maintain the effectiveness of the registration statement for more than 60 days. The Company is also not required to effect any demand registration within nine months of a ?firm commitment? underwritten offering to which the requestor held ?piggyback? rights and which included at least half of the securities requested by the requestor to be included. The Company is not obligated to grant a request for a demand registration within four months of any other demand registration and may refuse a request for demand registration if, in the Company?s reasonable judgment, it is not feasible for the Company to proceed with the registration because of the unavailability of audited financial statements.
Beneficial Owner Shelf Registration Rights	The Company has additionally granted FIF III and its permitted transferees for as long as Fortress beneficially owns a Registrable Amount, the right to request shelf registrations on Form S-3, providing for an offering to be made on a continuous basis, subject to a time limit on the Company?s efforts to keep the shelf registration statement continuously effective and the Company?s right to suspend the use of a shelf registration prospectus for a reasonable period of time (not exceeding 60 days in succession or 90 days in the aggregate in any 12-month period) if the Company determines that certain disclosures required by the shelf registration statement would be detrimental to the Company or the Company?s stockholders.
Fortress and its affiliates [Member]
Related Party Transaction [Line Items]
Percentage of Gatehouse outstanding common stock owned by Fortress and its affiliates	39.60%
Affiliates of Fortress [Member]
Related Party Transaction [Line Items]
2007 Credit Facility, outstanding debt balance		410,862
Purchased debt not yet settled		$ 49,085
Four Board of Directors nominated by FIG advisors LLC or such other party nominated by Fortress [Member]
Related Party Transaction [Line Items]
Fortress high range ownership percentage of Gatehouse voting power	100.00%
Fortress low range ownership percentage of Gatehouse voting power	50.00%
Three Board of Directors nominated by FIG advisors LLC or such other party nominated by Fortress [Member]
Related Party Transaction [Line Items]
Fortress high range ownership percentage of Gatehouse voting power	50.00%
Fortress low range ownership percentage of Gatehouse voting power	25.00%
Two Board of Directors nominated by FIG advisors LLC or such other party nominated by Fortress [Member]
Related Party Transaction [Line Items]
Fortress high range ownership percentage of Gatehouse voting power	25.00%
Fortress low range ownership percentage of Gatehouse voting power	10.00%
One Board of Directors nominated by FIG advisors LLC or such other party nominated by Fortress [Member]
Related Party Transaction [Line Items]
Fortress high range ownership percentage of Gatehouse voting power	10.00%
Fortress low range ownership percentage of Gatehouse voting power	5.00%

Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Disclosure Discontinued Operations [Abstract]
Number of publications sold	22
Aggregate purchase price from sale	$ 2,800
Impairment loss related to discontinued operations	1,922		404
Impairment loss related to previously discontinued operations	206
Discontinued operations revenue	8,722	11,123	13,941
Tax effect of discontinued operations	0	0	0
Loss from discontinued operations, net of income taxes	$ (2,340)	$ (699)	$ (542)

Quarterly Results (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Disclosure Quarterly Results (Unaudited) [Abstract]
Revenues	$ 125,393	$ 119,980	$ 125,970	$ 117,211	$ 141,453	$ 124,295	$ 131,842	$ 117,080	$ 488,554	$ 514,670	$ 544,738
Operating income (loss)	10,332	6,881	11,644	936	18,525	9,314	10,394	(2,625)	29,793	35,608	43,863
Income (loss) before income taxes	(4,312)	(7,945)	(2,341)	(13,072)	(3,687)	(4,865)	(4,454)	(17,121)	(27,670)	(22,753)	(25,657)
Net loss	$ (4,559)	$ (9,313)	$ (2,690)	$ (13,241)	$ 6,173	$ (4,978)	$ (4,876)	$ (17,968)	$ (29,803)	$ (21,649)	$ (26,044)
Basic income (loss) per share	$ (0.08)	$ (0.16)	$ (0.05)	$ (0.23)	$ 0.11	$ (0.09)	$ (0.08)	$ (0.31)
Diluted income (loss) per share	$ (0.08)	$ (0.16)	$ (0.05)	$ (0.23)	$ 0.11	$ (0.09)	$ (0.08)	$ (0.31)

Subsequent Events and Going Concern Considerations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010	Mar. 07, 2013
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance		$ 1,174,098			$ 1,174,098
Liability Derivatives	31,053	45,724	51,576
Percentage of New Media common stock offered to each Holder of the Outstanding Debt, pro rata share of	100.00%
Percentage of net proceeds offered to each Holder of the Outstanding Debt, pro rata share of	100.00%
Length of warrents to be issued (in years)	10
Percentage of New Media issued and outstanding shares allowed to purchase under warrants	5.00%
Equity value of New Media for strike price calculation	1,200,000
Percentage of sum of debt and swap liability offered	40.00%
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer		1,174,098			1,174,098
Common stock ownership percent for registration rights	10.00%
Maximum amount of new debt to be raised	150,000
New Media stock value	$ 50
Requisite threshold percent	67.00%
Percent of New Media gross equity used to calculate the annual management fee	1.50%
Impairment loss related to discontinued operations attributable to noncontrolling interest	1,146
Discontinued operations revenue		8,722	11,123	13,941
Tax effect of discontinued operations		0	0	0
Loss from discontinued operations attributable to noncontrolling interest		579	596	536
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	0	0
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	0	0
Term Loan Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	654,554	658,281
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	654,554	658,281
Delayed Term Loan Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	244,236	245,627
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	244,236	245,627
Incremental Term Loan Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	268,660	270,190
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	268,660	270,190
Interest Rate Swap 1 [Member] | Credit Facility 2007 [Member]
Subsequent Event [Line Items]
Notional amount	100,000	100,000
Interest rate swap execution date	Feb 27, 2007
Interest Rate Swap 1 [Member] | First Amendment 2007 Credit Facility [Member]
Subsequent Event [Line Items]
Notional amount	200,000	200,000
Interest rate swap execution date	Apr 13, 2007
Interest Rate Swap 2 [Member] | Credit Facility 2007 [Member]
Subsequent Event [Line Items]
Notional amount	250,000	250,000
Interest rate swap execution date	Apr 4, 2007
Interest Rate Swap 2 [Member] | First Amendment 2007 Credit Facility [Member]
Subsequent Event [Line Items]
Notional amount	$ 75,000	$ 75,000
Interest rate swap execution date	Sep 18, 2007

Subsequent Events (Unaudited) (Detail) (USD $) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Aug. 27, 2013	Dec. 29, 2013	Jun. 30, 2013
Disclosure Subsequent Events (Unaudited) [Abstract]
Annual management fee	$ 1,100
Maximum adjusted annual management fee	1,210
Annual incentive pay, percent of EBITDA of Variable Interest Entity	12.50%
Variable Interest Entity subsidiary ownership percentage	100.00%
Variable Interest Entity revenue		158,559
Variable Interest Entity pre-tax loss		27,907
Variable Interest Entity assets			$ 127,436